AMERICAN SKANDIA
ADVISOR FUNDS








                            ------------------------


American Skandia Advisor Funds, Inc.
ANNUAL REPORT TO SHAREHOLDERS

October 31, 1997


                           ASAF Founders International Small Capitalization Fund

                           ASAF T. Rowe Price International Equity Fund

                           ASAF Founders Small Capitalization Fund

                           ASAF T. Rowe Price Small Company Value Fund

                           ASAF Janus Capital Growth Fund

                           ASAF INVESCO Equity Income Fund

                           ASAF American Century Strategic Balanced Fund

                           ASAF Federated High Yield Bond Fund

                           ASAF Total Return Bond Fund

                           ASAF JPM Money Market Fund

Letter to Shareholders

Thank you for your confidence in the American Skandia Advisor Funds. This has been a particularly robust year for the mutual fund industry and our program of multi-manager funds under a single roof has fared well. Since the funds commenced operation on July 28, 1997, assets at fiscal year end grew to more than $20,000,000 with weekly asset growth currently exceeding the $3,000,000 mark. When we consider that the ASAF program represents an innovative concept in management -- a multi-manager family of world-class managers provided by financial professionals -- we are gratified with the success.

In October, the third full month of activity for the American Skandia Advisor Funds, stock mutual fund net inflows were $14.8 billion. In light of the market correction that occurred, this figure suggests that the confidence in our economy is truly sustainable. We continue to experience an American-led growth in stock market confidence with broad investor participation in large and small capitalization companies.

It is our hope that we can offer investors a broad range of investment participation opportunities. To date we have brought together ten world-class money management products including large and small company stock funds, international investment opportunities, and fixed income strategies. It is our intention to increase the offerings and expand the range of investment strategies.

We welcome your questions and your comments. You can reach our Shareholder Services Desk at 1-888-386-3484 or speak with your financial advisor.

/s/ Wade A. Dokken
-------------------------
Wade A. Dokken
Chairman
American Skandia Investment Services, Incorporated

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 1997

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                    ASAF FOUNDERS SMALL CAPITALIZATION FUND
                  ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND

-------------------------------------------------------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
FOREIGN STOCK -- 54.2%
  CANADA -- 5.8%
    Cinar Films, Inc. Cl-B*      500       $ 19,438
    Gulf Canada Resources
      Ltd.*                    2,000         16,750
                                           --------
                                             36,188
                                           --------
  CHILE -- 2.9%
    Compania Cervecerias
      Unidas SA [ADR]            750         18,281
                                           --------
  FINLAND -- 2.6%
    Raision Tehtaat Oy*          150         16,256
                                           --------
  FRANCE -- 2.6%
    Coflexip SA [ADR]            300         16,500
                                           --------
  GERMANY -- 2.4%
    Porsche AG Pfd.               10         14,787
                                           --------
  HONG KONG -- 2.9%
    Asia Satellite
      Telecommunications
      Holdings Ltd. [ADR]        775         18,116
                                           --------
  INDONESIA -- 3.0%
    Gulf Indonesia
      Resources Ltd.             900         18,900
                                           --------
  IRELAND -- 2.8%
    Ryanair Holdings PLC SP
      [ADR]*                     700         17,500
                                           --------
  ITALY -- 2.9%
    Industrie Natuzzi SPA
      [ADR]                      800         17,900
                                           --------
  MEXICO -- 2.9%
    Grupo Iusacell [ADR]*      1,000         18,000
                                           --------
  NETHERLANDS -- 2.7%
    Hunter Douglas NV            400         16,489
                                           --------
  NEW ZEALAND -- 2.8%
    Tranz Rail Holdings
      [ADR]                    1,250         16,875
                                           --------
  NORWAY -- 2.8%
    Petroleum Geo Services
      [ADR]                      250         17,312
                                           --------
  PANAMA -- 2.9%
    Banco Latinoamericano
      de Exportaciones SA
      Cl-E                       450         17,888
                                           --------

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  SINGAPORE -- 2.9%
    Creative Technology
      Ltd.                       700       $ 17,806
                                           --------
  SPAIN -- 2.8%
    Tele Pizza SA*               250         17,181
                                           --------
  UNITED KINGDOM -- 6.5%
    J.D. Wetherspoon PLC         750         20,311
    JBA Holdings PLC           1,250         20,070
                                           --------
                                             40,381
                                           --------
TOTAL FOREIGN STOCK
  (Cost $345,159)                           336,360
                                           --------
COMMON STOCK -- 5.7%
  APPAREL MANUFACTURERS -- 2.8%
    Tefron Ltd.*                 900         17,269
                                           --------
 TELECOMMUNICATIONS -- 2.9%
    Cellular Communications
      International, Inc.*       450         18,000
                                           --------
TOTAL COMMON STOCK
  (Cost $36,552)                             35,269
                                           --------
TOTAL INVESTMENTS -- 59.9%
  (Cost $381,711)                           371,629
OTHER ASSETS LESS
  LIABILITIES -- 40.1%                      249,177
                                           --------
NET ASSETS -- 100.0%                       $620,806
                                           ========

Foreign currency exchange contracts outstanding at October 31, 1997:

SETTLEMENT              CONTRACTS TO     IN EXCHANGE     CONTRACTS      UNREALIZED
  MONTH        TYPE       RECEIVE            FOR         AT VALUE      APPRECIATION
-----------------------------------------------------------------------------------
11/97          Buy       GBP 12,273        $20,367        $20,580          $213
11/97          Buy       GBP 11,858         19,676         19,883           207
                                           -------        -------          ----
                                           $40,043        $40,463          $420
                                           =======        =======          ====

-------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

See Notes to Financial Statements.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
ASAF FOUNDERS
SMALL CAPITALIZATION FUND

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
COMMON STOCK -- 20.1%
  BEVERAGES -- 0.3%
    Beringer Wine Estates
      Holdings, Inc.*             75       $  2,325
                                           --------
  BUSINESS SERVICES -- 1.0%
    Pre-Paid Legal
      Services, Inc.             300          9,075
                                           --------
  COMPUTER SERVICES & SOFTWARE -- 7.8%
    Aspen Technology, Inc.       300         11,287
    Avant Corp.*                 300          7,875
    CDW Computers Centers,
      Inc.*                      200         12,400
    Checkfree Corp.*             250          6,750
    Documentum, Inc.*            325          9,709
    Electronic Arts, Inc.*       200          6,775
    HNC Software, Inc.*          300         11,100
    Transaction Systems
      Architects, Inc.*          100          3,913
                                           --------
                                             69,809
                                           --------
  CONSUMER PRODUCTS & SERVICES -- 0.1%
    Vestcom International,
      Inc.                        50            906
                                           --------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Concord EFS, Inc.*           300          8,906
    Sanmina Corp.*               100          7,475
                                           --------
                                             16,381
                                           --------
  FOOD -- 1.1%
    JP Foodservice, Inc.*        300          9,581
                                           --------
  HEALTHCARE
    SERVICES -- 1.7%
    Capital Senior Living
      Corp.                      475          7,956
    FPA Medical Management,
      Inc.*                      300          7,238
                                           --------
                                             15,194
                                           --------
  HOTELS & MOTELS -- 1.2%
    Capstar Hotel Co.            300         10,631
                                           --------

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.6%
    Henry Schein, Inc.*          300       $  9,863
    Transition Systems,
      Inc.                       200          4,050
                                           --------
                                             13,913
                                           --------
  PHARMACEUTICALS -- 0.7%
    R.P. Scherer Corp.*          100          5,888
                                           --------
  RESTAURANTS -- 0.9%
    CKE Restaurants, Inc.        200          7,988
                                           --------
  RETAIL & MERCHANDISING -- 1.2%
    Stage Stores, Inc.*          300         10,950
                                           --------
 TELECOMMUNICATIONS -- 0.7%
    Echostar Communications
      Corp.                      150          2,850
    REMEC, Inc.*                  25            634
    Smartalk Teleservices,
      Inc.*                      125          2,695
                                           --------
                                              6,179
                                           --------
TOTAL COMMON STOCK
  (Cost $180,836)                           178,820
                                           --------
SHORT-TERM INVESTMENTS -- 8.2%
    Temporary Investment
      Cash Fund               36,602         36,602
    Temporary Investment
      Fund                    36,603         36,603
                                           --------
  (Cost $73,205)                             73,205
                                           --------
TOTAL INVESTMENTS -- 28.3%
  (Cost $254,041)                           252,025
OTHER ASSETS LESS
  LIABILITIES -- 71.7%                      637,058
                                           --------
NET ASSETS -- 100.0%                       $889,083
                                           ========

-------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

-------------------------------------------------------
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
COMMON STOCK -- 83.2%
  AIRLINES -- 1.1%
    Midwest Express
      Holdings, Inc.*            900      $   28,912
                                            --------
  AUTOMOTIVE PARTS -- 2.3%
    Modine Manufacturing
      Co.                        900          30,656
    TBC Corp.*                 2,600          26,650
                                            --------
                                              57,306
                                            --------
  BUILDING MATERIALS -- 7.1%
    Giant Cement Holding,
      Inc.*                      900          21,825
    Gibraltar Steel Corp.*       900          21,262
    Holophane Corp.*           1,200          27,300
    Juno Lighting, Inc.        1,300          23,400
    Lone Star Technologies,
      Inc.*                      500          19,094
    Republic Group, Inc.       1,000          18,750
    Skyline Corp.                700          20,300
    Thomas Industries, Inc.      900          27,000
                                            --------
                                             178,931
                                            --------
  BUSINESS SERVICES -- 1.0%
    Grey Advertising, Inc.        70          24,045
                                            --------
  CHEMICALS -- 2.3%
    Furon Co.                    900          34,312
    Schulman (A.), Inc.        1,000          22,500
                                            --------
                                              56,812
                                            --------
  CLOTHING & APPAREL -- 0.9%
    Unitog Co.                   900          22,275
                                            --------
  COMPUTER HARDWARE -- 1.2%
    Analogic Corp.               800          29,600
                                            --------
  COMPUTER SERVICES & SOFTWARE -- 1.9%
    Analysts International
      Corp.                      700          31,587
    Pioneer Standard
      Electronics, Inc.        1,000          16,375
                                            --------
                                              47,962
                                            --------

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  CONSUMER PRODUCTS & SERVICES -- 1.1%
    American Safety Razor
      Co.                        700      $   11,550
    Culp, Inc.                   900          17,100
                                            --------
                                              28,650
                                            --------
  CONTAINERS & PACKAGING -- 2.1%
    Aptargroup, Inc.             400          21,975
    First Brands Corp.         1,200          30,600
                                            --------
                                              52,575
                                            --------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    Electro Rental Corp.*      1,500          54,562
    Landauer, Inc.               600          15,150
    Littelfuse, Inc.*          1,000          30,625
    Nichols Research Corp.*    1,200          29,400
    Scotsman Industries,
      Inc.                       500          13,219
                                            --------
                                             142,956
                                            --------
  ENTERTAINMENT & LEISURE -- 0.6%
    Carmike Cinemas, Inc.*       500          16,250
                                            --------
  ENVIRONMENTAL SERVICES -- 0.2%
    International
      Technology Corp.           600           5,475
                                            --------
  EQUIPMENT
    SERVICES -- 4.2%
    Cort Business Services
      Corp.*                     600          21,825
    Rival Co.                  1,300          20,150
    Unifirst Corp.             1,200          30,150
    VWR Scientific
      Products, Inc.*          1,500          33,000
                                            --------
                                             105,125
                                            --------
  FINANCIAL -- BANK & TRUST -- 4.6%
    Commercial Federal
      Savings & Loan Corp.       300          14,550
    Community First Bank
      Corp.                      700          33,425
    First Republic Bank          900          25,425
    Silicon Valley
      Bancshares*                400          21,850
    Sirrom Capital Corp.         400          20,150
                                            --------
                                             115,400
                                            --------

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  FINANCIAL
    SERVICES -- 4.2%
    Amresco, Inc.*               800     $    25,100
    First Financial Fund,
      Inc.                     1,000          22,062
    McGrath Rentcorp           1,500          36,562
    Medallion Financial
      Corp.                    1,000          21,000
                                            --------
                                             104,724
                                            --------
  FOOD -- 0.2%
    Suiza Foods Corp.*           100           5,037
                                            --------
  INSURANCE -- 5.2%
    FBL Financial Group,
      Inc. Cl-A                  900          35,663
    Harleysville Group,
      Inc.                       700          17,850
    Phoenix Resources Corp.
      Cl-A                       700          21,350
    Poe & Brown, Inc.          1,000          41,250
    Presidential Life Corp.      700          13,913
                                            --------
                                             130,026
                                            --------
  LUMBER & WOOD PRODUCTS -- 0.8%
    Deltic Timber Corp.          700          19,731
                                            --------
  MACHINERY & EQUIPMENT -- 4.9%
    Alamo Group, Inc.            700          14,700
    Carbo Ceramics, Inc.         900          29,813
    Greenfield Industries,
      Inc.                       400          15,150
    Smith (A.O.) Corp.           700          29,006
    Woodward Governor Co.      1,000          34,250
                                            --------
                                             122,919
                                            --------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Lunar Corp.                1,600          30,500
    Owens & Minor, Inc.        1,000          14,000
                                            --------
                                              44,500
                                            --------
  METALS & MINING -- 5.6%
    Cambior, Inc.              1,200           9,450
    Dayton Mining Corp.*       2,100           5,250
    Golden Star Resources
      Ltd.*                    1,500           6,750
    Layne Christensen, Inc.      900          17,888
    Material Sciences
      Corp.*                   1,400          20,825
    Myers Industries, Inc.     1,200          21,075
    Penn Virginia Corp.          900          25,650
    Prime Resources Group,
      Inc.                     2,600          17,225
    TriMas Corp.                 600          17,550
                                            --------
                                             141,663
                                            --------
-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------

  OFFICE EQUIPMENT -- 1.7%
    Aaron Rents, Inc. Cl-A*      500     $     8,687
    Aaron Rents, Inc. Cl-B*      900          15,188
    IDEX Corp.*                  600          20,175
                                            --------
                                              44,050
                                            --------
  OIL & GAS -- 3.2%
    Cross Timbers Oil Co.      1,500          40,031
    Devon Energy Corp.           300          13,425
    Rutherford-Moran Oil
      Corp.*                   1,100          26,950
                                            --------
                                              80,406
                                            --------
  PAPER & FOREST PRODUCTS -- 1.8%
    CSS Industries, Inc.*        800          28,300
    Mosinee Paper                600          16,950
                                            --------
                                              45,250
                                            --------
  PERSONAL SERVICES -- 1.0%
    Matthews International
      Corp.                      600          25,500
                                            --------

-------------------------------------------------------
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  REAL ESTATE -- 6.3%
    Allied Capital
      Commercial Corp.
      [REIT]                   1,000     $    27,875
    Apartment Investment &
      Management Co. Cl-A
      [REIT]                     700          24,806
    CCA Prison Realty Trust
      [REIT]                     500          17,250
    Glenborough Realty
      Trust, Inc. [REIT]         400          10,250
    Innkeepers USA Trust
      [REIT]                   1,200          20,025
    National Health
      Investors, Inc.
      [REIT]                     600          23,513
    Post Properties, Inc
      [REIT]                     400          14,475
    Sun Communities, Inc.
      [REIT]                     600          20,925
                                            --------
                                             159,119
                                            --------
  RESTAURANTS -- 3.0%
    Consolidated Products,
      Inc.*                    1,300          25,025
    Ruby Tuesday, Inc.         1,300          35,344
    Sbarro, Inc.                 600          15,863
                                            --------
                                              76,232
                                            --------
  RETAIL & MERCHANDISING -- 5.0%
    Carson Pirie Scott &
      Co.                        400          19,275
    Casey's General Stores,
      Inc.                       900          21,712
    Compucom Systems, Inc.*    2,200          20,763
    Fabri-Centers of
      America, Inc. Cl-B*      1,500          30,469
    Hancock Fabrics, Inc.      1,200          16,275
    Stein Mart, Inc.*            600          17,550
                                            --------
                                             126,044
                                            --------
  TELECOMMUNICATIONS -- 1.5%
    Aliant Communications,
      Inc.                     1,000          25,625
    Mosiax, Inc.               1,200          11,100
                                            --------
                                              36,725
                                            --------
  UTILITIES -- 0.7%
    United Water
      Resources, Inc.          1,000          16,563
                                            --------
TOTAL COMMON STOCK
  (Cost $2,122,380)                        2,090,763
                                            --------

                                  PAR
                                (000)
                               ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.3%
    Federal Home Loan
      Mortgage Corp.
      5.41%, 11/12/97           $ 50           49,917
      5.41%, 11/13/97             76           75,863
      5.51%, 11/13/97            191          190,649
      5.40%, 11/28/97             88           87,644
      5.42%, 11/28/97             60           59,756
                                          ------------
                                              463,829
                                          ------------
    Federal National Mortgage
      Association
      5.47%, 11/06/97             46           45,965
                                          ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $509,794)                             509,794
                                          ------------
U.S. TREASURY OBLIGATIONS -- 1.6%
    U.S. Treasury Bills
      4.30%, 11/06/97             27           26,984
      4.87%, 12/18/97             13           12,917
                                          ------------
  (Cost $39,901)                               39,901
                                          ------------
TOTAL INVESTMENTS -- 105.1%
  (Cost $2,672,075)                         2,640,458
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.1%)                           (127,352)
                                          ------------
NET ASSETS -- 100.0%                       $2,513,106
                                          ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

See Notes to Financial Statements.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
COMMON STOCK -- 48.4%
  ADVERTISING -- 1.7%
    Outdoor Systems, Inc.        700       $   21,525
                                             --------
  AEROSPACE -- 0.5%
    BE Aerospace, Inc.           200            5,625
                                             --------
  BROADCASTING -- 1.6%
    Clear Channel
      Communications, Inc.       300           19,800
                                             --------
  COMPUTER HARDWARE -- 2.6%
    Compaq Computer Corp.        200           12,750
    International Business
      Machines Corp.             200           19,612
                                             --------
                                               32,362
                                             --------
  COMPUTER SERVICES & SOFTWARE -- 4.7%
    BMC Software, Inc.*          200           12,075
    Cisco Systems, Inc.*         200           16,406
    Compuware Corp.              300           19,837
    Oracle Corp.                 100            3,578
    Sun Microsystems, Inc.       200            6,850
                                             --------
                                               58,746
                                             --------
  CONGLOMERATES -- 3.3%
    Philip Morris Companies,
      Inc.                       100            3,962
    Tyco International Ltd.    1,000           37,750
                                             --------
                                               41,712
                                             --------
  CONSUMER PRODUCTS & SERVICES -- 5.3%
    Avon Products, Inc.          200           13,100
    Gillette Co.                 100            8,906
    Procter & Gamble Co.         200           13,600
    Samsonite Corp.              400           18,550
    Sunbeam Oster Corp.          100            4,531
    U.S. Industries, Inc.        300            8,063
                                             --------
                                               66,750
                                             --------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.1%
    Altera Corp.                 200            8,875
    Electronics for Imaging,
      Inc.*                      200            9,350

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
    General Electric Co.         400       $   25,825
    KLA Instruments Corp.        200            8,788
    Philips Electronics NV
      [ADR]                      300           23,513
                                             --------
                                               76,351
                                             --------
  ENVIRONMENTAL SERVICES -- 0.9%
    USA Waste Services, Inc.     300           11,100
                                             --------
  FINANCIAL -- BANK & TRUST -- 2.6%
    BankAmerica Corp.            200           14,300
    Charter One Financial,
      Inc.                       105            6,103
    Citicorp                     100           12,506
                                             --------
                                               32,909
                                             --------
  FINANCIAL SERVICES -- 0.4%
    Fannie Mae                   100            4,844
                                             --------
  HEALTHCARE SERVICES -- 0.2%
    Oxford Health Plans, Inc.    100            2,581
                                             --------
  INSURANCE -- 2.4%
    Conseco, Inc.                400           17,450
    SunAmerica, Inc.             350           12,578
                                             --------
                                               30,028
                                             --------
  OIL & GAS -- 5.6%
    Diamond Offshore
      Drilling, Inc.             200           12,450
    Evi, Inc.                    200           12,838
    Falcon Drilling Co., Inc.    600           21,825
    Global Marine, Inc.          200            6,225
    Input-Output, Inc.           600           16,088
                                             --------
                                               69,426
                                             --------
  PHARMACEUTICALS -- 8.8%
    Bristol-Meyers Squibb Co.    200           17,550
    Cardinal Health, Inc.        100            7,425
    Lilly (Eli) & Co.            400           26,750
    Merck & Co., Inc.            100            8,925
    Pfizer, Inc.                 300           21,225
    Warner-Lambert Co.           200           28,638
                                             --------
                                              110,513
                                             --------

=======================================================
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
  SEMI-CONDUCTORS -- 1.7%
    Intel Corp.                  200      $    15,400
    Motorola, Inc.               100            6,175
                                             --------
                                               21,575
                                             --------
TOTAL COMMON STOCK
  (Cost $614,751)                             605,847
                                             --------
FOREIGN STOCK -- 0.8%
  BEVERAGES
    Panamerican Beverages,
      Inc. Cl-A -- (MXP)
  (Cost $10,780)                 300            9,356
                                             --------
                                PAR
                               (000)
                               ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.0%
    Federal Home Loan Bank
      5.50%, 11/03/97
  (Cost $199,939)               $200          199,939
                                             --------
U.S. TREASURY OBLIGATIONS -- 24.1%
    U.S. Treasury Notes
      6.00%, 07/31/02            100          100,890
      5.875%, 09/30/02           200          200,874
                                             --------
  (Cost $298,652)                             301,764
                                             --------
                               SHARES
                               ------
SHORT-TERM INVESTMENTS -- 2.5%
    Temporary Investment Cash
      Fund                     15,716          15,716
    Temporary Investment Fund  15,717          15,717
                                             --------
  (Cost $31,433)                               31,433
                                             --------
TOTAL INVESTMENTS -- 91.8%
  (Cost $1,155,555)                         1,148,339
OTHER ASSETS LESS LIABILITIES -- 8.2%         102,989
                                             --------
NET ASSETS -- 100.0%                      $ 1,251,328
                                          ===========

-------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
See Notes to Financial Statements.

ASAF FEDERATED HIGH YIELD BOND FUND

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
CORPORATE OBLIGATIONS -- 80.8%
  AUTOMOTIVE PARTS -- 1.4%
    Lear Corp. Sub. Notes
      9.50%, 07/15/06         $   50      $   54,750
                                          ----------
  BROADCASTING -- 8.0%
    Chancellor Media Corp.
      Sr. Sub. Notes 144A
      8.75%, 06/15/07             50          50,375
    Fox Liberty Networks
      LLC, Sr. Notes [STEP]
      144A
      9.553%, 08/15/07            75          47,625
    Frontiervision Holdings
      [STEP] 144A
      11.005%, 09/15/07           75          51,375
    Outdoor Systems, Inc.
      Sr. Sub. Notes
      8.875%, 06/15/07            50          51,750
    SFX Broadcasting, Inc.
      Sr. Sub. Notes
      10.75%, 05/15/06            50          54,500
    Sinclair Broadcasting
      Group Sr. Sub. Notes
      10.00%, 09/30/05            50          52,625
                                          ----------
                                             308,250
                                          ----------
  BUILDING MATERIALS -- 1.4%
    American Builders Sr.
      Sub. Notes 144A
      10.625%, 05/15/07           50          52,250
                                          ----------
  CHEMICALS -- 2.7%
    ISP Holdings, Inc. Sr.
      Notes Cl-B
      9.00%, 10/15/03             50          52,125
    Polymer Group Holdings
      Sr. Sub. Notes 144A
      9.00%, 07/01/07             50          50,250
                                          ----------
                                             102,375
                                          ----------

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
CLOTHING & APPAREL -- 2.7%
    Dyersburg Corp. Sr. Sub.
      Notes 144A
      9.75%, 09/01/07         $   50     $    51,750
    Pillowtex Corp. Sr. Sub.
      Notes
      10.00%, 11/15/06            50          52,875
                                          ----------
                                             104,625
                                          ----------
  CONSUMER PRODUCTS & SERVICES -- 2.6%
    NBTY, Inc. Sr. Sub.
      Notes 144A
      8.625%, 09/15/07            50          49,250
    Simmons Co. Sr. Sub.
      Notes 10.75%, 04/15/06      50          51,750
                                          ----------
                                             101,000
                                          ----------
  COMPUTER SERVICES & SOFTWARE -- 1.4%
    DecisionOne Corp. Sr.
      Sub. Notes
      9.75%, 08/01/07             50          51,750
                                          ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    Amphenol Corp. Sr. Sub.
      Notes
      9.875%, 05/15/07            50          52,750
    Fairchild Semiconductor
      Sr. Sub. Notes 144A
      10.125%, 03/15/07           50          53,000
                                          ----------
                                             105,750
                                          ----------
  ENTERTAINMENT & LEISURE -- 2.7%
    Livent, Inc.
      Sr. Notes 144A
      9.375%, 10/15/04            50          50,625
    Six Flags Theme Parks
      Sr. Sub. Notes Cl-A
      [STEP]
      9.746%, 06/15/05            50          53,000
                                          ----------
                                             103,625
                                          ----------
  ENVIROMENTAL SERVICES -- 1.3%
    Allied Waste Industries
      Sr. Disc. Notes Cl-A
      [STEP]
      9.753%, 06/01/07            75          51,375
                                          ----------
-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
  FARMING & AGRICULTURE -- 1.4%
    Dimon, Inc. Sr. Notes
      8.875%, 06/01/06        $   50     $    53,625
                                          ----------
  FINANCIAL -- BANK & TRUST -- 1.4%
    First Nationwide
      Holdings Sr. Notes
      12.25%, 05/15/01            50          55,000
                                          ----------
  FOOD -- 6.7%
    Ameriserve Food
      Distributor Sr. Notes
      144A
      8.875%, 10/15/06            50          50,250
    Aurora Foods, Inc. Cl-B
      Sr. Sub. Notes
      9.875%, 02/15/07            50          51,750
    Community Distributors
      Sr. Notes 144A
      10.25%, 10/15/04            50          50,250
    Jitney-Jungle Stores Sr.
      Sub. Notes 144A
      10.375%, 09/15/07           50          52,250
    Stater Bros. Holdings
      Sr. Sub. Notes 144A
      9.00%, 07/01/04             50          51,125
                                          ----------
                                             255,625
                                          ----------
  FURNITURE -- 1.3%
    Falcon Building Products
      Sr. Sub. Notes [STEP]
      10.077%, 06/15/07           75          48,375
                                          ----------
  HEALTHCARE SERVICES -- 1.3%
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      8.00%, 01/15/05             50          50,750
                                          ----------
  INDUSTRIAL PRODUCTS -- 2.7%
    MMI Products, Inc. Sr.
      Sub. Notes Cl-B
      11.25%, 04/15/07            50          54,750
    Playtex Products, Inc.
      Cl-B Sr. Notes
      8.875%, 07/15/04            50          50,125
                                          ----------
                                             104,875
                                          ----------

-------------------------------------------------------
ASAF FEDERATED
HIGH YIELD BOND FUND

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
MACHINERY & EQUIPMENT -- 1.4%
    Clark Materials Handling
      Sr. Notes
      10.75%, 11/15/06        $   50     $    52,750
                                          ----------
  METALS & MINING -- 1.4%
    Ryerson Tull, Inc. Notes
      8.50%, 07/15/01             50          51,875
                                          ----------
  OIL & GAS -- 2.7%
    Abraxas Petroleum Corp.
      Sr. Notes Cl-B
      11.50%, 11/01/04            50          55,000
    Forcenergy, Inc. Sr.
      Sub. Notes
      8.50%, 02/15/07             50          49,750
                                          ----------
                                             104,750
                                          ----------
  PAPER & FOREST PRODUCTS -- 1.3%
    Buckeye Cellulose Corp.
      Sr. Sub. Notes
      9.25%, 09/15/08             50          51,250
                                          ----------
  PRINTING & PUBLISHING -- 2.7%
    Garden State Newspaper
      Sr. Sub. Notes 144A
      8.75%, 10/01/09             50          49,750
    Hollinger International
      Publishing Co. Notes
      9.25%, 03/15/07             50          51,750
                                          ----------
                                             101,500
                                          ----------
  TELECOMMUNICATIONS -- 25.5%
    Cablevision Systems
      Corp. Sr. Sub. Debs.
      9.875%, 02/15/13            50          53,625
    Call-Net Enterprises,
      Inc. Sr. Disc. Notes
      [STEP]
      8.787%, 08/15/07            75          50,625
    Comcast Cellular Sr.
      Notes 144A
      9.50%, 05/01/07             50          52,000
    Echostar Satellite
      Broadcasting Co. Sr.
      Disc. Notes [STEP]
      11.520%, 03/15/04           75          60,375
    Hermes Europe Railtel
      Sr. Notes 144A
      11.50%, 08/15/07            50          54,750

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
    Intermedia
      Communications Sr.
      Notes 144A
      8.875%, 11/01/07        $   50      $   49,125
    International Cabletel,
      Inc. Sr. Notes [STEP]
      10.118%, 10/15/03           75          70,219
    McLeod, Inc. [STEP] 144A
      9.497%, 03/01/07            75          52,125
    Metronet Communications
      Sr. Disc. Notes [STEP]
      144A
      10.696%, 11/01/07           75          44,625
    Nextel Communications,
      Inc. Sr. Disc.
      Notes [STEP] 144A
      11.267%, 09/15/07           75          42,937
    Paging Network, Inc. Sr.
      Sub. Notes
      10.00%, 10/15/08            50          51,250
    Pegasus Communications
      Sr. Notes 144A
      9.625%, 10/15/05            50          50,375
    Qwest Communications
      International Sr.
      Disc. Notes [STEP]
      9.236%, 10/15/07            75          48,375
    Rogers Cablesystems Sr.
      Notes
      10.00%, 03/15/05            50          54,500
    Source Media, Inc. Sr.
      Secured Notes 144A
      12.00%, 11/01/04            50          50,250
    Teleport Communications
      Group, Inc. Sr. Disc.
      Notes [STEP]
      9.065%, 07/01/07            75          59,250
    Telesystem International
      Sr. Disc. Notes [STEP]
      11.831%, 11/01/07           50          26,750

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
    Telewest PLC Debs.
      [STEP]
      10.583%, 10/01/07       $   75     $    56,625
    Viacom, Inc. Sub. Debs.
      8.00%, 07/07/06             50          49,500
                                          ----------
                                             977,281
                                          ----------
  TRANSPORTATION -- 4.0%
    Allied Holdings Sr.
      Notes 144A
      9.625%, 10/01/07            50          51,250
    Ameritruck Distribution
      Sr. Sub. Notes
      12.25%, 11/15/05            50          53,000
    Stena AB Sr. Notes
      8.75%, 06/15/07             50          50,375
                                          ----------
                                             154,625
                                          ----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,122,878)                        3,098,031
                                          ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.7%
    Student Loan Marketing
      Association
      5.63%, 11/03/97
  (Cost $1,294,595)            1,295       1,294,595
                                          ----------
TOTAL INVESTMENTS -- 114.5%
  (Cost $4,417,473)                        4,392,626
LIABILITES IN EXCESS OF OTHER
  ASSETS -- (14.5%)                         (556,167)
                                          ----------
NET ASSETS -- 100.0%                     $ 3,836,459
                                          ==========

-------------------------------------------------------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 30.2% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.

DEFINITION OF ABBREVIATIONS

                         -------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
COUNTRIES/CURRENCIES:
GBP   --   United Kingdom/British Pound
MXP   --   Mexico/Mexican Peso

See Notes to Financial Statements.

OCTOBER 31, 1997
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                              ASAF T.
                                            ROWE PRICE                          ASAF INVESCO     ASAF TOTAL      ASAF JPM
                                           INTERNATIONAL       ASAF JANUS          EQUITY          RETURN         MONEY
                                              EQUITY         CAPITAL GROWTH        INCOME           BOND          MARKET
                                               FUND               FUND              FUND            FUND           FUND
                                              ==========         ==========       ==========     ==========     ==========
ASSETS:
  Investments in Corresponding
    Portfolios of American Skandia
    Master Trust                            $ 1,554,547        $4,341,577        $3,302,881      $1,180,008     $1,549,626
  Receivable for Fund Shares Sold                72,365           309,545           500,856          56,002        176,021
  Deferred Organization Costs                    62,074            62,074            62,074          62,074         62,074
  Prepaid Expenses                               16,861            16,862            16,861          16,862         16,861
                                             ----------        ----------        ----------      ----------     ----------
       Total Assets                           1,705,847         4,730,058         3,882,672       1,314,946      1,804,582
                                             ----------        ----------        ----------      ----------     ----------
LIABILITIES:
  Payable for Investments Purchased
    in Corresponding Portfolios of
    American Skandia Master Trust                72,365           309,545           500,856          56,002        176,021
  Payable to Investment Manager                  58,494            44,211            56,470          62,853         50,608
  Payable For:
    Distribution Fees                               708             2,015             1,342             495            917
    Accrued Expenses                             13,099            23,938            15,407          11,887         17,930
    Accrued Dividends                                --                --                --              32            575
                                             ----------        ----------        ----------      ----------     ----------
       Total Liabilities                        144,666           379,709           574,075         131,269        246,051
                                             ----------        ----------        ----------      ----------     ----------
NET ASSETS                                  $ 1,561,181        $4,350,349        $3,308,597      $1,183,677     $1,558,531
                                             ==========        ==========        ==========      ==========     ==========
COMPONENTS OF NET ASSETS
Capital Stock (40 Million Shares
  Authorized, $.001 Par Value Per Share)    $       171        $      419        $      317      $      116     $    1,558
Additional Paid-In Capital                    1,626,481         4,450,123         3,302,372       1,169,070      1,556,948
Undistributed Net Investment Income                  --             7,214             7,857           2,363             --
Accumulated Net Realized Gain
  (Loss) on Investments                              --           (38,807)          (13,204)            288             25
Net Unrealized Appreciation
  (Depreciation) on Investments                 (65,471)          (68,600)           11,255          11,840             --
                                             ----------        ----------        ----------      ----------     ----------
NET ASSETS                                  $ 1,561,181        $4,350,349        $3,308,597      $1,183,677     $1,558,531
                                             ==========        ==========        ==========      ==========     ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

                                                ASAF T.
                                              ROWE PRICE                          ASAF INVESCO     ASAF TOTAL     ASAF JPM
                                             INTERNATIONAL       ASAF JANUS          EQUITY          RETURN        MONEY
                                                EQUITY         CAPITAL GROWTH        INCOME           BOND         MARKET
                                                 FUND               FUND              FUND            FUND          FUND
                                                ==========         ==========       ==========     ==========     ========
NET ASSET VALUE:
  Class A: Net Assets                          $ 217,613         $  706,248        $  471,489       $ 61,228      $307,020
                                                --------         ----------        ----------       --------      --------
          Shares Outstanding                      24,367             61,945            45,136          5,957       307,013
                                                --------         ----------        ----------       --------      --------
          Net Asset Value and Redemption
             Price Per Share                   $    8.93         $    11.40        $    10.45       $  10.28      $   1.00
                                                ========         ==========        ==========       ========      ========
              Divided by (1 - Maximum
                  Sales Charge)                       95%                95%               95%        95 3/4%           95%
                                                --------         ----------        ----------       --------      --------
          Offering Price Per Share*            $    9.40         $    12.00        $    11.00       $  10.74      $   1.05
                                                ========         ==========        ==========       ========      ========
  Class B: Net Assets                          $ 389,532         $1,718,239        $1,407,565       $547,245      $353,587
                                                --------         ----------        ----------       --------      --------
          Shares Outstanding                      42,527            168,580           134,663         53,862       353,584
                                                --------         ----------        ----------       --------      --------
          Net Asset Value, Offering and
             Redemption Price Per Share        $    9.16         $    10.19        $    10.45       $  10.16      $   1.00
                                                ========         ==========        ==========       ========      ========
  Class C: Net Assets                          $ 198,033         $  451,731        $  255,047       $164,940      $331,509
                                                --------         ----------        ----------       --------      --------
          Shares Outstanding                      21,624             44,352            24,377         16,234       331,503
                                                --------         ----------        ----------       --------      --------
          Net Asset Value, Offering and
             Redemption Price Per Share        $    9.16         $    10.19        $    10.46       $  10.16      $   1.00
                                                ========         ==========        ==========       ========      ========
  Class X: Net Assets                          $ 756,003         $1,474,131        $1,174,496       $410,264      $566,415
                                                --------         ----------        ----------       --------      --------
          Shares Outstanding                      82,390            144,484           112,383         40,334       566,406
                                                 --------         ----------       ----------       --------      --------
          Net Asset Value, Offering and
             Redemption Price Per Share        $    9.18         $    10.20        $    10.45       $  10.17      $   1.00
                                                ========         ==========        ==========       ========      ========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 1997
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ASAF FOUNDERS
                                   INTERNATIONAL      ASAF FOUNDERS      ASAF T. ROWE        ASAF AMERICAN
                                       SMALL              SMALL           PRICE SMALL      CENTURY STRATEGIC     ASAF FEDERATED
                                   CAPITALIZATION     CAPITALIZATION     COMPANY VALUE         BALANCED          HIGH YIELD BOND
                                        FUND               FUND              FUND                FUND                 FUND
                                  ===============     ==============     =============     =================     ===============
ASSETS:
  Investments in Securities
    at Value (A)                      $371,629          $  252,025        $ 2,640,458         $ 1,148,339          $ 4,392,626
  Cash                                 274,407             675,427              1,816                  --                   --
  Receivable For:
    Dividends and Interest                 440                 237                858               2,841               50,472
    Fund Shares Sold                    28,621              34,340            164,488              91,481              259,813
  Deferred Organization Costs           65,504              65,504             65,504              65,504               65,504
  Prepaid Expenses                      16,861              16,861             16,751              16,861               16,932
  Unrealized Appreciation
    on Foreign Currency
    Exchange Contracts                     420                  --                 --                  --                   --
                                      --------            --------         ----------          ----------           ----------
       Total Assets                    757,882           1,044,394          2,889,875           1,325,026            4,785,347
                                      --------            --------         ----------          ----------           ----------
LIABILITIES:
  Cash Overdraft                            --                  --                 --                  --               11,265
  Payable to Investment Manager         69,792              69,458             61,401              54,095               69,208
  Payable For:
    Securities Purchased                57,276              75,826            300,018                  --              856,379
    Distribution Fees                      315                 450              1,098                 725                1,000
    Accrued Expenses                     9,693               9,577             14,252              18,878               10,826
    Accrued Dividends                       --                  --                 --                  --                  210
                                      --------            --------         ----------          ----------           ----------
       Total Liabilities               137,076             155,311            376,769              73,698              948,888
                                      --------            --------         ----------          ----------           ----------
NET ASSETS                            $620,806          $  889,083        $ 2,513,106         $ 1,251,328          $ 3,836,459
                                      ========            ========         ==========          ==========           ==========
COMPONENTS OF NET ASSETS
Capital Stock
  (40 Million Shares Authorized,
  $.001 Par Value Per Share)          $     63          $       89        $       241         $       125          $       387
Additional Paid-In Capital             630,425             891,010          2,544,097           1,257,177            3,865,102
Undistributed Net
  Investment Income                        819                  --                422               2,252                   --
Accumulated Net Realized Loss
  on Investments                          (287)                 --                (37)             (1,010)              (4,183)
Net Unrealized Depreciation
  on Investments                       (10,214)             (2,016)           (31,617)             (7,216)             (24,847)
                                      --------            --------         ----------          ----------           ----------
NET ASSETS                            $620,806          $  889,083        $ 2,513,106         $ 1,251,328          $ 3,836,459
                                      ========            ========         ==========          ==========           ==========
(A) Investments at Cost               $381,711          $  254,041        $ 2,672,075         $ 1,155,555          $ 4,417,473
                                      ========            ========         ==========          ==========           ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

                                   ASAF FOUNDERS
                                   INTERNATIONAL      ASAF FOUNDERS      ASAF T. ROWE        ASAF AMERICAN
                                       SMALL              SMALL           PRICE SMALL      CENTURY STRATEGIC     ASAF FEDERATED
                                   CAPITALIZATION     CAPITALIZATION     COMPANY VALUE         BALANCED          HIGH YIELD BOND
                                        FUND               FUND              FUND                FUND                 FUND
                                   ==============     ==============     =============     =================     ===============
NET ASSET VALUE:
  Class A: Net Assets                 $106,130           $192,625         $   383,129          $ 256,937           $ 2,154,283
                                    ----------           --------          ----------           --------            ----------
          Shares Outstanding            10,754             19,369              36,628             25,713               217,045
                                    ----------           --------          ----------           --------            ----------
          Net Asset Value and
             Redemption Price
             Per Share                $   9.87           $   9.94         $     10.46          $    9.99           $      9.93
                                    ==========           ========          ==========           ========            ==========
              Divided by
                  (1 - Maximum
                  Sales Charge)             95%                95%                 95%                95%               95 3/4%
                                    ----------           --------          ----------           --------            ----------
          Offering Price Per
    Share*                            $  10.39           $  10.46         $     11.01          $   10.52           $     10.37
                                    ==========           ========          ==========           ========            ==========
  Class B: Net Assets                 $229,911           $353,330         $ 1,154,678          $ 381,263           $   919,855
                                    ----------           --------          ----------           --------            ----------
          Shares Outstanding            23,338             35,569             110,634             38,280                92,647
                                    ----------           --------          ----------           --------            ----------
Net Asset Value, Offering
  and Redemption Price
  Per Share                          $   9.85           $   9.93         $     10.44          $    9.96           $      9.93
                                    ==========           ========          ==========           ========            ==========
  Class C: Net Assets                 $ 78,777           $ 73,511         $   335,291          $ 215,307           $   206,161
                                    ----------           --------          ----------           --------            ----------
          Shares Outstanding             7,992              7,397              32,093             21,576                20,764
                                    ----------           --------          ----------           --------            ----------
Net Asset Value, Offering
  and Redemption Price
  Per Share                           $   9.86           $   9.94         $     10.45          $    9.98           $      9.93
                                    ==========           ========          ==========           ========            ==========
  Class X: Net Assets                 $205,988           $269,617         $   640,008          $ 397,821           $   556,160
                                    ----------           --------          ----------           --------            ----------
          Shares Outstanding            20,943             27,154              61,282             39,956                56,021
                                    ----------           --------          ----------           --------            ----------
Net Asset Value, Offering
  and Redemption Price
  Per Share                          $   9.84           $   9.93         $     10.44          $    9.96           $      9.93
                                    ==========           ========          ==========           ========            ==========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

FOR THE PERIOD ENDED OCTOBER 31, 1997
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                              ASAF
                                          T. ROWE PRICE                        ASAF INVESCO
                                          INTERNATIONAL       ASAF JANUS          EQUITY        ASAF TOTAL        ASAF JPM
                                             EQUITY         CAPITAL GROWTH        INCOME        RETURN BOND     MONEY MARKET
                                             FUND(1)           FUND(1)           FUND(2)          FUND(2)         FUND(3)
                                          =============     ==============     ============     ===========     ============
INVESTMENT INCOME:
  Investment Income from Corresponding
    Portfolios of American Skandia
    Master Trust
    Interest                                $   1,244         $    5,249         $  5,732        $   4,907        $  8,266
    Dividends                                   1,525              8,607            5,883               --              --
    Foreign Taxes Withheld                       (199)                --               --               --              --
                                             --------           --------          -------          -------         -------
       Total Investment Income                  2,570             13,856           11,615            4,907           8,266
       Expenses from Corresponding
         Portfolios of American Skandia
         Master Trust                          (4,835)            (5,702)          (3,680)          (1,812)         (6,082)
                                             --------           --------          -------          -------         -------
       Net Investment Income (Loss)
         from Corresponding Portfolios
         of American Skandia Master
         Trust                                 (2,265)             8,154            7,935            3,095           2,184
                                             --------           --------          -------          -------         -------
EXPENSES:
    Shareholder Servicing Fees                  3,517              3,017            3,297            3,557           3,418
    Administration and Accounting Fees          1,500              1,500            1,500            1,500           1,500
    Distribution Fees -- Class A                  118                357              199               46             195
    Distribution Fees -- Class B                  267              1,064              718              274             364
    Distribution Fees -- Class C                  122                273              136               74             319
    Distribution Fees -- Class X                  516              1,125              677              379             598
    Professional Fees                           3,109              7,212            3,735            2,445           4,771
    Organization Costs                          2,539              2,539            2,539            2,539           2,539
    Directors' Fees and Expenses                3,421              8,376            4,518            2,705           5,273
    Registration Fees                          25,943             25,611           25,912           25,970          25,873
    Printing Expenses                           4,110              9,738            5,200            3,200           6,218
    Miscellaneous Expenses                        831              2,000            1,061              631           1,262
                                             --------           --------          -------          -------         -------
       Total Expenses                          45,993             62,812           49,492           43,320          52,330
                                             --------           --------          -------          -------         -------
       Less: Reimbursement of Expenses
         by Investment Manager                (47,976)           (61,872)         (49,414)         (43,617)        (55,266)
                                             --------           --------          -------          -------         -------
  Net Investment Income (Loss)                   (282)             7,214            7,857            3,392           5,120
                                             --------           --------          -------          -------         -------

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

                                              ASAF
                                          T. ROWE PRICE                        ASAF INVESCO
                                          INTERNATIONAL       ASAF JANUS          EQUITY        ASAF TOTAL        ASAF JPM
                                             EQUITY         CAPITAL GROWTH        INCOME        RETURN BOND     MONEY MARKET
                                             FUND(1)           FUND(1)           FUND(2)          FUND(2)         FUND(3)
                                          =============     ==============    =============     ===========     ============
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS FROM CORRESPONDING
  PORTFOLIOS OF AMERICAN SKANDIA MASTER
  TRUST:
    Net Realized Gain (Loss) on:
       Securities                                   91            (38,807)         (13,204)            288               25
       Foreign Currency Transactions              (674)                --               --              --               --
                                              --------           --------          -------         -------          -------
    Net Realized Gain (Loss) on
       Investments                                (583)           (38,807)         (13,204)            288               25
                                              --------           --------          -------         -------          -------
    Net Change in Unrealized
       Appreciation (Depreciation) on:
       Securities                              (64,782)           (68,600)          11,255          11,840               --
       Translation of Assets and
         Liabilities Denominated in
         Foreign Currencies                       (689)                --               --              --               --
                                              --------           --------          -------         -------          -------
    Net Change in Unrealized
       Appreciation (Depreciation) on
       Investments                             (65,471)           (68,600)          11,255          11,840               --
                                              --------           --------          -------         -------          -------
    Net Gain (Loss) on Investments             (66,054)          (107,407)          (1,949)         12,128               25
                                              --------           --------          -------         -------          -------
    Net Increase (Decrease) in Net
       Assets Resulting from Operations   $    (66,336)     $    (100,193)     $     5,908      $   15,520      $     5,145
                                              ========           ========          =======         =======          =======

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

FOR THE PERIOD ENDED OCTOBER 31, 1997 (1)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                   ASAF FOUNDERS
                                   INTERNATIONAL     ASAF FOUNDERS     ASAF T. ROWE        ASAF AMERICAN
                                       SMALL             SMALL          PRICE SMALL      CENTURY STRATEGIC     ASAF FEDERATED
                                   CAPITALIZATION    CAPITALIZATION    COMPANY VALUE         BALANCED          HIGH YIELD BOND
                                       FUND              FUND              FUND                FUND                 FUND
                                   =============     =============     =============      ================     ===============
INVESTMENT INCOME:
  Interest                           $   1,984         $     314         $   2,461           $   4,733            $   8,473
  Dividends                                 --                --             1,223                 477                   --
                                       -------           -------           -------             -------              -------
    Total Investment Income              1,984               314             3,684               5,210                8,473
                                       -------           -------           -------             -------              -------
EXPENSES:
  Advisory Fees                            520               577             1,530               1,513                1,022
  Shareholder Servicing Fees             3,580             3,546             3,331               3,465                3,158
  Administration and
    Accounting Fees                      1,878             1,878             1,881               1,885                1,876
  Custodian Fees                           628               338               916                 516                  660
  Distribution Fees -- Class A              63                78               179                 565                  353
  Distribution Fees -- Class B             161               312               659                 221                  408
  Distribution Fees -- Class C              55                47               214                 148                  134
  Distribution Fees -- Class X             131               127               298                 178                  210
  Professional Fees                      3,055             2,943             6,669               9,925                3,104
  Organization Costs                     2,702             2,702             2,702               2,702                2,702
  Directors' Fees and Expenses           1,300             1,459             3,551               5,052                2,097
  Registration Fees                     25,995            25,974            25,942              25,911               25,757
  Printing Expenses                      1,130             1,692             3,537               5,462                2,007
  Miscellaneous Expenses                   739               771             1,807               2,408                  917
                                       -------           -------           -------             -------              -------
    Total Expenses                      41,937            42,444            53,216              59,951               44,405
    Less: Reimbursement of
       Expenses by Investment
       Manager                         (40,772)          (41,113)          (49,954)            (56,993)             (41,843)
                                       -------           -------           -------             -------              -------
    Net Expenses                         1,165             1,331             3,262               2,958                2,562
                                       -------           -------           -------             -------              -------
  Net Investment Income (Loss)             819            (1,017)              422               2,252                5,911
                                       -------           -------           -------             -------              -------

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
--------------------------------------------------------------------------------

                                   ASAF FOUNDERS
                                   INTERNATIONAL     ASAF FOUNDERS     ASAF T. ROWE        ASAF AMERICAN
                                       SMALL             SMALL          PRICE SMALL      CENTURY STRATEGIC     ASAF FEDERATED
                                   CAPITALIZATION    CAPITALIZATION    COMPANY VALUE         BALANCED          HIGH YIELD BOND
                                       FUND              FUND              FUND                FUND                 FUND
                                   =============     =============     =============      ================     ===============
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS:
  Net Realized Loss on:
    Securities                               --                --               (37)             (1,010)              (4,183)
    Foreign Currency
       Transactions                        (287)               --                --                  --                   --
                                        -------           -------           -------             -------              -------
  Net Realized Loss                        (287)               --               (37)             (1,010)              (4,183)
                                        -------           -------           -------             -------              -------
  Net Change in Unrealized
    Depreciation on:
    Securities                          (10,082)           (2,016)          (31,617)             (7,216)             (24,847)
    Translation of Assets and
       Liabilities Denominated
       in Foreign Currencies               (132)               --                --                  --                   --
                                        -------           -------           -------             -------              -------
  Net Change in Unrealized
    Depreciation                        (10,214)           (2,016)          (31,617)             (7,216)             (24,847)
                                        -------           -------           -------             -------              -------
  Net Loss on Investments               (10,501)           (2,016)          (31,654)             (8,226)             (29,030)
                                        -------           -------           -------             -------              -------
  Net Decrease in Net Assets
    Resulting from Operations      $     (9,682)     $     (3,033)     $    (31,232)     $       (5,974)       $     (23,119)
                                        =======           =======           =======             =======              =======

(1) Commenced operations on July 28, 1997.

See Notes to Financial Statements.

FOR THE PERIOD ENDED OCTOBER 31, 1997
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        ASAF T.
                                      ROWE PRICE                            ASAF INVESCO
                                     INTERNATIONAL        ASAF JANUS           EQUITY         ASAF TOTAL         ASAF JPM
                                        EQUITY          CAPITAL GROWTH         INCOME         RETURN BOND      MONEY MARKET
                                        FUND(1)            FUND(1)            FUND(2)           FUND(2)          FUND(3)
                                     =============      ==============      ============      ===========      ============
FROM OPERATIONS:
  Net Investment Income (Loss)        $      (282)        $    7,214         $    7,857       $    3,392        $    5,120
  Net Realized Gain (Loss)
    on Investments                           (583)           (38,807)           (13,204)             288                25
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments                        (65,471)           (68,600)            11,255           11,840                --
                                       ----------         ----------         ----------       ----------        ----------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                              (66,336)          (100,193)             5,908           15,520             5,145
                                       ----------         ----------         ----------       ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                    --                 --                 --             (136)           (1,356)
    Class B                                    --                 --                 --             (360)           (1,080)
    Class C                                    --                 --                 --             (103)             (908)
    Class X                                    --                 --                 --             (430)           (1,776)
                                       ----------         ----------         ----------       ----------        ----------
Total Distributions                            --                 --                 --           (1,029)           (5,120)
                                       ----------         ----------         ----------       ----------        ----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
  Net Increase in Net Assets from
    Capital Share Transactions          1,617,517          4,440,542          3,292,689        1,159,186         1,548,506
                                       ----------         ----------         ----------       ----------        ----------
Net Increase in Net Assets              1,551,181          4,340,349          3,298,597        1,173,677         1,548,531
NET ASSETS:
  Beginning of Period                      10,000             10,000             10,000           10,000            10,000
                                       ----------         ----------         ----------       ----------        ----------
  End of Period                       $ 1,561,181         $4,350,349         $3,308,597       $1,183,677        $1,558,531
                                       ==========         ==========         ==========       ==========        ==========

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                    ASAF FOUNDERS
                                    INTERNATIONAL      ASAF FOUNDERS      ASAF T. ROWE        ASAF AMERICAN       ASAF FEDERATED
                                        SMALL              SMALL           PRICE SMALL      CENTURY STRATEGIC       HIGH YIELD
                                    CAPITALIZATION     CAPITALIZATION     COMPANY VALUE         BALANCED               BOND
                                       FUND(4)            FUND(4)            FUND(4)             FUND(4)             FUND(4)
                                    ==============     ==============     =============     =================     ==============
FROM OPERATIONS:
  Net Investment Income (Loss)         $    819           $ (1,017)        $       422         $     2,252          $    5,911
  Net Realized Loss on
    Investments                            (287)                --                 (37)             (1,010)             (4,183)
  Net Change in Unrealized
    Depreciation on Investments         (10,214)            (2,016)            (31,617)             (7,216)            (24,847)
                                       --------           --------          ----------          ----------          ----------
Net Decrease in Net Assets
  Resulting from Operations              (9,682)            (3,033)            (31,232)             (5,974)            (23,119)
                                       --------           --------          ----------          ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                  --                 --                  --                  --              (3,360)
    Class B                                  --                 --                  --                  --              (1,321)
    Class C                                  --                 --                  --                  --                (470)
    Class X                                  --                 --                  --                  --                (760)
                                       --------           --------          ----------          ----------          ----------
Total Distributions                          --                 --                  --                  --              (5,911)
                                       --------           --------          ----------          ----------          ----------
CAPITAL SHARE TRANSACTIONS
 (NOTE 4):
  Net Increase in Net Assets from
    Capital Share Transactions          620,488            882,116           2,534,338           1,247,302           3,855,489
                                       --------           --------          ----------          ----------          ----------
Net Increase in Net Assets              610,806            879,083           2,503,106           1,241,328           3,826,459
NET ASSETS:
  Beginning of Period                    10,000             10,000              10,000              10,000              10,000
                                       --------           --------          ----------          ----------          ----------
  End of Period                        $620,806           $889,083         $ 2,513,106         $ 1,251,328          $3,836,459
                                       ========           ========          ==========          ==========          ==========

(4) Commenced operations on July 28, 1997.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding from
July 28, 1997* through October 31, 1997)

                                                          Increase (Decrease) from                                    Supplemental
                                            Net            Investment Operations                                      Data
                                           Asset    ------------------------------------                       Net    ---------
                                           Value       Net          Net         Total                         Asset
                                         Beginning  Investment    Realized       from     Less Distributions  Value
                                            of        Income    & Unrealized  Investment       From Net       End of    Total
                                          Period      (Loss)    Gain (Loss)   Operations  Investment Income   Period  Return(2)
                                         ---------  ----------  ------------  ----------  ------------------  ------  ---------
ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND:
===============================
 Class A                                  $  9.74     $ 0.01       $(0.82)     $  (0.81)       $     --       $ 8.93    (8.32)%
 Class B                                    10.00      (0.01)       (0.83)        (0.84)             --         9.16    (8.40)%
 Class C                                    10.00      (0.01)       (0.83)        (0.84)             --         9.16    (8.40)%
 Class X                                    10.00      (0.01)       (0.81)        (0.82)             --         9.18    (8.20)%
ASAF JANUS
CAPITAL GROWTH FUND:
===============================
 Class A                                  $ 11.18     $ 0.09       $ 0.13      $   0.22        $     --       $11.40     1.97%
 Class B                                    10.00       0.06         0.13          0.19              --        10.19     1.90%
 Class C                                    10.00       0.05         0.14          0.19              --        10.19     1.90%
 Class X                                    10.00       0.05         0.15          0.20              --        10.20     2.00%
ASAF INVESCO
EQUITY INCOME FUND:
===============================
 Class A                                  $  9.98     $ 0.14       $ 0.33      $   0.47        $     --       $10.45     4.71%
 Class B                                    10.00       0.10         0.35          0.45              --        10.45     4.50%
 Class C                                    10.00       0.10         0.36          0.46              --        10.46     4.60%
 Class X                                    10.00       0.11         0.34          0.45              --        10.45     4.50%
ASAF TOTAL
RETURN BOND FUND:
===============================
 Class A                                  $ 10.07     $ 0.15       $ 0.09      $   0.24        $  (0.03)      $10.28     2.39%
 Class B                                    10.00       0.10         0.09          0.19           (0.03)       10.16     1.90%
 Class C                                    10.00       0.10         0.09          0.19           (0.03)       10.16     1.93%
 Class X                                    10.00       0.09         0.10          0.19           (0.02)       10.17     1.94%
ASAF JPM
MONEY MARKET FUND:
===============================
 Class A                                  $  1.00     $0.009       $   --      $  0.009        $ (0.009)      $ 1.00     0.92%
 Class B                                     1.00      0.007           --         0.007          (0.007)        1.00     0.75%
 Class C                                     1.00      0.007           --         0.007          (0.007)        1.00     0.71%
 Class X                                     1.00      0.008           --         0.008          (0.008)        1.00     0.77%

                                                                                        Ratio of
                                                                                          Net
                                                         Ratios of Expenses to         Investment
                                                          Average Net Assets**           Income
                                       Net Assets  ----------------------------------  (Loss) to
                                       at End of        After             Before        Average
                                         Period        Expense           Expense          Net
                                       (in 000's)  Reimbursement(1)  Reimbursement(1)  Assets(1)
                                       ----------  ----------------  ----------------  ----------
ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND:
===============================
 Class A                                 $  218          2.10%             51.87%          0.07%
 Class B                                    390          2.60%             38.12%         (0.51)%
 Class C                                    198          2.60%             33.95%         (0.53)%
 Class X                                    756          2.60%             46.77%         (0.28)%
ASAF JANUS
CAPITAL GROWTH FUND:
===============================
 Class A                                 $  706          1.70%             26.77%          2.72%
 Class B                                  1,718          2.20%             16.45%          2.27%
 Class C                                    452          2.20%             15.78%          1.95%
 Class X                                  1,474          2.20%             24.39%          2.05%
ASAF INVESCO
EQUITY INCOME FUND:
===============================
 Class A                                 $  471          1.55%             29.14%          4.81%
 Class B                                  1,408          2.05%             19.54%          3.68%
 Class C                                    255          2.05%             20.89%          3.82%
 Class X                                  1,174          2.05%             36.25%          4.05%
ASAF TOTAL
RETURN BOND FUND:
===============================
 Class A                                 $   61          1.40%             66.92%          4.42%
 Class B                                    547          1.90%             39.35%          4.13%
 Class C                                    165          1.90%             33.68%          4.32%
 Class X                                    410          1.90%             67.46%          3.94%
ASAF JPM
MONEY MARKET FUND:
===============================
 Class A                                 $  307          1.50%             31.53%          3.34%
 Class B                                    354          2.00%             37.83%          2.98%
 Class C                                    332          2.00%             24.34%          2.85%
 Class X                                    566          2.00%             39.71%          2.97%

(1) Annualized
(2) Total return for Class X shares does not reflect the payment of bonus shares.
 * Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
** Represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      Increase (Decrease) from                                       Supplemental
                                                       Investment Operations                                         Data
                                        Net     ------------------------------------                         Net     ---------
                                       Asset       Net          Net         Total                           Asset
                                       Value    Investment    Realized       from     Less Distributions    Value
                                     Beginning    income    & Unrealized  Investment       From Net        End of      Total
                                     of Period    (Loss)    Gain (Loss)   Operations  Investment Income    Period    Return(2)
                                     ---------  ----------  ------------  ----------  ------------------  ---------  ---------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
=========================
 Class A                              $ 10.00     $ 0.05       $(0.18)      $(0.13)         $   --         $  9.87     (1.30)%
 Class B                                10.00       0.04        (0.19)       (0.15)             --            9.85     (1.50)%
 Class C                                10.00       0.04        (0.18)       (0.14)             --            9.86     (1.40)%
 Class X                                10.00       0.04        (0.20)       (0.16)             --            9.84     (1.60)%
ASAF FOUNDERS
SMALL CAPITALIZATION FUND:
=========================
 Class A                              $ 10.00     $(0.03)      $(0.03)      $(0.06)         $   --         $  9.94     (0.60)%
 Class B                                10.00      (0.04)       (0.03)       (0.07)             --            9.93     (0.70)%
 Class C                                10.00      (0.04)       (0.02)       (0.06)             --            9.94     (0.60)%
 Class X                                10.00      (0.04)       (0.03)       (0.07)             --            9.93     (0.70)%
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
=========================
 Class A                              $ 10.00     $ 0.02       $ 0.44       $ 0.46          $   --         $ 10.46      4.60%
 Class B                                10.00         --         0.44         0.44              --           10.44      4.40%
 Class C                                10.00         --         0.45         0.45              --           10.45      4.50%
 Class X                                10.00         --         0.44         0.44              --           10.44      4.40%
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
=========================
 Class A                              $ 10.00     $ 0.04       $(0.05)      $(0.01)         $   --         $  9.99     (0.10)%
 Class B                                10.00       0.02        (0.06)       (0.04)             --            9.96     (0.40)%
 Class C                                10.00       0.02        (0.04)       (0.02)             --            9.98     (0.20)%
 Class X                                10.00       0.02        (0.06)       (0.04)             --            9.96     (0.40)%
ASAF FEDERATED
HIGH YIELD BOND FUND:
=========================
 Class A                              $ 10.00     $ 0.05       $(0.07)      $(0.02)         $(0.05)        $  9.93     (0.23)%
 Class B                                10.00       0.04        (0.07)       (0.03)          (0.04)           9.93     (0.30)%
 Class C                                10.00       0.03        (0.07)       (0.04)          (0.03)           9.93     (0.36)%
 Class X                                10.00       0.04        (0.07)       (0.03)          (0.04)           9.93     (0.25)%

                                                                                                         Ratio of
                                                                                                           Net
                                                                          Ratios of Expenses to         Investment
                                                                            Average Net Assets            Income
                                  Net Assets             Average    ----------------------------------  (Loss) to
                                  at End of   Portfolio Commission       After             Before        Average
                                    Period    Turnover     Rate         Expense           Expense          Net
                                  (in 000's)    Rate       Paid     Reimbursement(1)  Reimbursement(1)  Assets(1)
                                  ----------  --------  ----------  ----------------  ----------------  ----------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
=========================
 Class A                            $  106         --    $ 0.0590         2.10%            136.49%          2.03%
 Class B                               230         --      0.0590         2.60%             90.64%          1.62%
 Class C                                79         --      0.0590         2.60%             55.02%          1.72%
 Class X                               206         --      0.0590         2.60%             54.45%          1.58%
ASAF FOUNDERS
SMALL CAPITALIZATION FUND:
=========================
 Class A                            $  193         --    $ 0.0529         1.70%            105.48%         (1.16)%
 Class B                               353         --      0.0529         2.20%             57.99%         (1.73)%
 Class C                                74         --      0.0529         2.20%             42.48%         (1.73)%
 Class X                               270         --      0.0529         2.20%             47.29%         (1.70)%
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
=========================
 Class A                            $  383         --    $ 0.0412         1.75%             54.47%          0.69%
 Class B                             1,155         --      0.0412         2.25%             30.14%          0.17%
 Class C                               335         --      0.0412         2.25%             33.60%          0.02%
 Class X                               640         --      0.0412         2.25%             22.43%          0.19%
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
=========================
 Class A                            $  257          2%   $ 0.0186         1.60%             37.87%          1.56%
 Class B                               381          2%     0.0186         2.10%             29.90%          0.79%
 Class C                               215          2%     0.0186         2.10%             38.96%          0.78%
 Class X                               398          2%     0.0186         2.10%             26.66%          1.07%
ASAF FEDERATED
HIGH YIELD BOND FUND:
=========================
 Class A                            $2,154         11%   $    N/A         1.50%             30.49%          4.76%
 Class B                               920         11%        N/A         2.00%             30.22%          3.15%
 Class C                               206         11%        N/A         2.00%             29.26%          3.55%
 Class X                               556         11%        N/A         2.00%             30.95%          3.65%

(1) Annualized
(2) Total return for Class X shares does not reflect the payment of bonus shares.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

OCTOBER 31, 1997
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
================================================================================

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at October 31, 1997, consisted of ten diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF T. Rowe Price International Equity Fund ("International Equity"), ASAF Janus Capital Growth Fund ("Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At October 31, 1997, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

                ASMT T. Rowe Price International Equity Portfolio         44.4%
                ASMT Janus Capital Growth Portfolio                       54.4%
                ASMT INVESCO Equity Income Portfolio                      50.8%
                ASMT PIMCO Total Return Bond Portfolio                    23.5%
                ASMT JPM Money Market Portfolio                           77.7%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining five Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Founders Small Capitalization Fund ("Small Cap"), ASAF T. Rowe Price Small Company Value Fund ("Small Company Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), and ASAF Federated High Yield Bond Fund ("High Yield Bond") (each a "Non-Feeder Fund" and collectively the "Non-Feeder
Funds") -- directly invest and manage their own portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage ownership in the Portfolio, multiplied by the Portfolio's net assets.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or at the direction of, the Board of Directors. As of October 31, 1997, there were no securities valued by the Board of Directors.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed on price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest. The Feeder Funds receive daily allocations of investment operations from their corresponding Portfolios based on the value of their investments in their respective Portfolios.

NON-FEEDER FUNDS -- Investment transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, International Equity, Small Cap, Small Company Value, and Capital Growth Funds,

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

semiannually by the Equity Income and Strategic Balanced Funds, quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
================================================================================

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management, Inc. for International Small Cap and Small Cap; T. Rowe Price Associates, Inc. for Small Company Value; American Century Investment Management, Inc. for Strategic Balanced; and Federated Investment Counseling for High Yield Bond.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, .90%, 1.00%, .90%, and .70% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, and High Yield Bond Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million.

SUB-ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60%, .50%, .60%, .50%, and
 .25% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, and High Yield Bond Funds, respectively. The annual rates of the fees payable to the Sub-advisors for International Small Cap, Small Cap, Strategic Balanced, and High Yield Bond are reduced for Fund net assets in excess of specified levels.

EXPENSE REIMBURSEMENTS

ALL FUNDS -- The Investment Manager has voluntarily agreed to reimburse each Fund for operating expenses (exclusive of class-specific distribution fees) in excess of 1.60%, 1.20%, 1.25%, 1.10%, 1.00%, 1.60%, 1.20%, 1.05%, .90%, and
1.00%, on an annualized basis, of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond, International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and Directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested Directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund.

     The Company has adopted a separate Distribution and Service Plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds will pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares. Fees incurred under the Plan during the period ended October 31, 1997 were .50% of the average daily net assets of Class A shares of the Funds.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares. For the period ended October 31, 1997, ASMI retained no portion of the sales charge on sales of Class A shares of the Funds.

     Under the Class B Plan, the Funds will pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years. Fees incurred under the Plan during the period ended October 31, 1997 were 1.00% of the average daily net assets of Class B shares of the Funds.

     Under the Class C Plan, the Funds will pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis. Fees incurred under the Plan during the period ended October 31, 1997 were 1.00% of the average daily net assets of Class C shares of the Funds.

     Under the Class X Plan, the Funds will pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

received under the Plan as reimbursement for its purchases of Bonus Shares, as well as to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years. Fees incurred under the Plan during the period ended October 31, 1997 were 1.00% of the average daily net assets of Class X shares of the Funds.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within eight years after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1%, and 6% of the amount subject to the charge, for Class A, B, C, and X, respectively. CDSCs collected by ASMI totaled $644, $100, and $385 for Class B, Class C, and Class X, respectively.

RELATED-PARTY TRANSACTIONS

     At October 31, 1997, American Century Investment Management, Inc. owned shares of ASAF American Century Strategic Balanced Fund, which comprised approximately 7% of the net assets of the Fund. In addition, the Investment Manager owned shares of ASAF Federated High Yield Bond Fund, which comprised approximately 52% of the net assets of the Fund.

4. SHARES OF CAPITAL STOCK
================================================================================

ALL FUNDS -- The authorized capital stock of the Funds is 40 million shares, with a par value of $.001 per share. Transactions in shares of capital stock, for the period from July 28, 1997 (commencement of operations) to October 31, 1997, were as follows:

                                            CLASS A                 CLASS B                CLASS C                 CLASS X
                                       ------------------    ---------------------    ------------------    ---------------------
                                       SHARES     AMOUNT     SHARES       AMOUNT      SHARES     AMOUNT       SHARES     AMOUNT
                                       =========== ============== ============ ================= =========== ============== ========
INTERNATIONAL EQUITY:
  Sold                                 23,490    $220,217     42,608    $  405,136    21,627    $207,357     84,453    $  806,216
  Redeemed                              (123)      (1,174)       (81)         (797)      (3)         (25)    (2,063)      (19,413)
                                       ------    --------    -------    ----------    ------    --------    -------    ----------
    Net Increase                       23,367    $219,043     42,527    $  404,339    21,624    $207,332     82,390    $  786,803
                                       ======    ========    =======    ==========    ======    ========    =======    ==========
CAPITAL GROWTH:
  Sold                                 66,046    $768,680    168,878    $1,766,154    44,354    $465,523    144,494    $1,503,024
  Redeemed                             (5,101)    (59,528)      (298)       (3,181)      (3)         (25)       (10)         (105)
                                       ------    --------    -------    ----------    ------    --------    -------    ----------
    Net Increase                       60,945    $709,152    168,580    $1,762,973    44,351    $465,498    144,484    $1,502,919
                                       ======    ========    =======    ==========    ======    ========    =======    ==========
EQUITY INCOME:
  Sold                                 44,136    $459,412    134,825    $1,411,321    24,377    $255,486    112,415    $1,168,540
  Redeemed                                --           --       (162)       (1,731)      --           --        (32)         (339)
                                       ------    --------    -------    ----------    ------    --------    -------    ----------
    Net Increase                       44,136    $459,412    134,663    $1,409,590    24,377    $255,486    112,383    $1,168,201
                                       ======    ========    =======    ==========    ======    ========    =======    ==========
TOTAL RETURN BOND:
  Sold                                 5,693     $ 57,481     54,044    $  542,228    16,227    $163,314     40,314    $  405,133
  Reinvested                              10          103         20           202       10          103         43           430
  Redeemed                              (746)      (7,525)      (202)       (2,025)      (3)         (25)       (23)         (233)
                                       ------    --------    -------    ----------    ------    --------    -------    ----------
    Net Increase                       4,957     $ 50,059     53,862    $  540,405    16,234    $163,392     40,334    $  405,330
                                       ======    ========    =======    ==========    ======    ========    =======    ==========

                                       CLASS A                  CLASS B                   CLASS C                  CLASS X
                                ---------------------    ----------------------    ---------------------    ---------------------
                                SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT         SHARES    AMOUNT
                                ============ ================= ============== ================= ============== ==================
MONEY MARKET:
  Sold                          374,404    $  374,404     702,299    $  702,299     531,152    $ 531,152     874,395    $ 874,395
  Reinvested                      1,094         1,094       1,141         1,141         891          891         725          725
  Redeemed                      (78,485)      (78,485)   (349,856)     (349,856)   (200,540)    (200,540)   (308,714)    (308,714)
                                -------    ----------    --------    ----------    --------    ---------    --------    ---------
    Net Increase                297,013    $  297,013     353,584    $  353,584     331,503    $ 331,503     566,406    $ 566,406
                                =======    ==========    ========    ==========    ========    =========    ========    =========
INTERNATIONAL SMALL CAP:
  Sold                            9,754    $   97,828      23,340    $  233,440       7,998    $  80,146      20,945    $ 209,179
  Redeemed                           --            --          (2)          (25)         (6)         (55)         (2)         (25)
                                -------    ----------    --------    ----------    --------    ---------    --------    ---------
    Net Increase                  9,754    $   97,828      23,338    $  233,415       7,992    $  80,091      20,943    $ 209,154
                                =======    ==========    ========    ==========    ========    =========    ========    =========
SMALL CAP:
  Sold                           18,372    $  183,278      35,572    $  354,771       7,399    $  73,723      27,161    $ 270,490
  Redeemed                           (3)          (25)         (3)          (25)         (2)         (25)         (7)         (71)
                                -------    ----------    --------    ----------    --------    ---------    --------    ---------
    Net Increase                 18,369    $  183,253      35,569    $  354,746       7,397    $  73,698      27,154    $ 270,419
                                =======    ==========    ========    ==========    ========    =========    ========    =========
SMALL COMPANY VALUE:
  Sold                           35,645    $  375,919     110,704    $1,167,706      32,096    $ 342,052      61,311    $ 649,944
  Redeemed                          (17)         (181)        (70)         (760)         (3)         (25)        (29)        (317)
                                -------    ----------    --------    ----------    --------    ---------    --------    ---------
    Net Increase                 35,628    $  375,738     110,634    $1,166,946      32,093    $ 342,027      61,282    $ 649,627
                                =======    ==========    ========    ==========    ========    =========    ========    =========
STRATEGIC BALANCED:
  Sold                           83,398    $  838,987      38,292    $  388,813      21,579    $ 219,920      39,958    $ 399,935
  Redeemed                      (58,685)     (600,178)        (12)         (125)         (3)         (25)         (2)         (25)
                                -------    ----------    --------    ----------    --------    ---------    --------    ---------
    Net Increase                 24,713    $  238,809      38,280    $  388,688      21,576    $ 219,895      39,956    $ 399,910
                                =======    ==========    ========    ==========    ========    =========    ========    =========
HIGH YIELD BOND:
  Sold                          216,427    $2,168,207      92,594    $  924,866      21,719    $ 216,988      60,245    $ 600,477
  Reinvested                        336         3,338         106         1,056          47          469          82          811
  Redeemed                         (718)       (7,184)        (53)         (532)     (1,002)      (9,951)     (4,306)     (43,056)
                                -------    ----------    --------    ----------    --------    ---------    --------    ---------
    Net Increase                216,045    $2,164,361      92,647    $  925,390      20,764    $ 207,506      56,021    $ 558,232
                                =======    ==========    ========    ==========    ========    =========    ========    =========

     The number of shareholders whose ownership is 5% or more of the net assets of a fund, and their combined percentage ownership is as follows:

                                                      NUMBER OF           PERCENTAGE
                                                     SHAREHOLDERS         OWNERSHIP
                                                  ==================== ================
                Equity Income                              1                   6%
                Total Return Bond                          5                  38
                Money Market                               6                  47
                International Small Cap                    2                  16
                Small Cap                                  3                  17
                Small Company Value                        1                   5
                Strategic Balanced                         4                  24
                High Yield Bond                            1                  52

5. TAX MATTERS
================================================================================

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 1997, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                                EXPIRING
                                                                IN 2005
                                                                ============
                        Capital Growth                          $38,807
                        Equity Income                            12,699
                        Small Company Value                          37
                        Strategic Balanced                        1,010
                        High Yield Bond                           4,183

6. PORTFOLIO SECURITIES
================================================================================

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities, and short-term obligations, during the period ended October 31, 1997, were as follows:

                                                                PURCHASES         SALES
                                                                =============== ===========
            International Small Cap                             $ 381,711      $    --
            Small Cap                                             180,836           --
            Small Company Value                                 2,051,601           --
            Strategic Balanced                                    633,410        6,926
            High Yield Bond                                     3,214,715       88,250

     Purchases and sales of U.S. government securities, during the period end October 31, 1997, were as follows:

                                                                PURCHASES         SALES
                                                                =============== ===========
            Strategic Balanced                                  $298,625        $    --

     At October 31, 1997, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                        GROSS               GROSS
                                  AGGREGATE           UNREALIZED          UNREALIZED        NET UNREALIZED
                                     COST            APPRECIATION        DEPRECIATION        DEPRECIATION
                                  =============== =================== =================== ======================
    International Small Cap       $ 381,711           $  1,437              $ 11,519            $ 10,082
    Small Cap                       254,041              4,229                 6,245               2,016
    Small Company Value           2,672,075             30,907                62,524              31,617
    Strategic Balanced            1,155,555             32,835                40,051               7,216
    High Yield Bond               4,417,473              3,302                28,149              24,847

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of American Skandia Advisor Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the American Skandia Advisor Funds, Inc. (the "Company"), comprising, respectively, ASAF T. Rowe Price International Equity Fund, ASAF Janus Capital Growth Fund, ASAF INVESCO Equity Income Fund, ASAF Total Return Bond Fund, ASAF JPM Money Market Fund, ASAF Founders International Small Capitalization Fund, ASAF Founders Small Capitalization Fund, ASAF T. Rowe Price Small Company Value Fund, ASAF American Century Strategic Balanced Fund, and ASAF Federated High Yield Bond Fund as of October 31, 1997, and their related statements of operations, changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the American Skandia Advisor Funds, Inc. as of October 31, 1997, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 12, 1997

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 1997

               ASMT T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

-------------------------------------------------------
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
FOREIGN STOCK -- 63.8%
  ARGENTINA -- 1.3%
    Banco de Galicia y
      Buenos Aires SA de CV
      [ADR]                      370      $    8,967
    Perez Companc SA C1-B      1,840          11,488
    Telefonica de Argentina
      SA                         490          13,781
    YPF SA [ADR]                 340          10,880
                                            --------
                                              45,116
                                            --------
  AUSTRALIA -- 1.5%
    Australian Gas Light
      Co. Ltd.                 2,000          13,393
    Broken Hill Proprietary
      Co. Ltd.                 1,000           9,939
    News Corp. Ltd.            2,005           9,624
    St. George Bank Ltd.       2,000          12,144
    Woodside Petroleum Ltd.    1,000           8,466
                                            --------
                                              53,566
                                            --------
  BELGIUM -- 1.1%
    Generale de Banque SA         30          12,272
    Kredietbank NV                60          25,178
                                            --------
                                              37,450
                                            --------
  BRAZIL -- 1.0%
    Lojas Americanas SA
      [ADR]                    1,000           8,164
    Pao de Acucar [ADR]        1,000          18,500
    Usinas Siderurgicas de
      Minas Gerais SA [ADR]    1,000           7,483
                                            --------
                                              34,147
                                            --------
  CANADA -- 0.3%
    Alcan Aluminium Ltd.         320           9,085
                                            --------
  CHILE -- 0.6%
    Chilgener SA [ADR]           338           9,210
    Compania Cervecerias
      Unidas SA [ADR]            430          10,481
                                            --------
                                              19,691
                                            --------
  FINLAND -- 0.3%
    Nokia AB Cl-A                120          10,497
                                            --------
  FRANCE -- 5.4%
    Alcatel Alsthom              100          12,092
    AXA-UAP                      180          12,352
    Carrefour Supermarche
      SA                          20          10,459
    Compagnie de Saint-
      Gobain                      90          12,946
    Compagnie Generale des
      Eaux                       230          26,892
    Legrand SA                    50           9,329

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
    Louis Vuitton Moet
      Hennessy                    40      $    6,810
    Pinault-Printemps
      Redoute SA                  40          18,332
    Sanofi SA                    130          12,377
    Schneider SA                 240          12,842
    Societe Generale              70           9,607
    Societe Nationale Elf
      Aquitaine SA               100          12,404
    Sodexho SA                    20           9,996
    Total SA Cl-B                190          21,126
                                            --------
                                             187,564
                                            --------
  GERMANY -- 4.1%
    Allianz AG                    60          13,561
    Bayer AG                     250           9,006
    Bayerische Bank AG           240          10,123
    Deutsche Bank AG             270          17,868
    Deutsche Telekom AG          520           9,759
    Gehe AG                      320          16,826
    Mannesmann AG                 10           4,241
    Rhoen-Klinikum AG             50           4,997
    SAP AG                        50          14,307
    SAP AG Pfd.                   40          11,957
    Siemens AG                   180          11,190
    Veba AG                      320          18,034
                                            --------
                                             141,869
                                            --------
  HONG KONG -- 1.5%
    Dao Heng Bank Group
      Ltd.                     3,000           6,909
    Henderson Land
      Development Co. Ltd.     1,000           5,537
    Hong Kong Land Holdings
      Ltd.                     4,000           9,120
    Hutchison Whampoa Ltd.     2,000          13,843
    New World Development
      Co. Ltd.                 2,000           7,038

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
    Swire Pacific Ltd. Cl-A    1,000     $     5,343
    Wharf Holdings Ltd.        3,000           6,132
                                            --------
                                              53,922
                                            --------
  ITALY -- 2.1%
    Credito Italiano SPA       4,000          10,685
    Ente Nazionale
      Idrocarburi SPA          2,000          11,265
    Istituto Mobiliare
      Italiano SPA             1,000           8,958
    Mediolanum SPA             1,000          16,803
    Telecom Italia Mobile
      SPA                      4,000          14,863
    Telecom Italia SPA         2,000          12,555
                                            --------
                                              75,129
                                            --------
  JAPAN -- 13.8%
    Canon, Inc.                1,000          24,279
    Dainippon Screen
      Manufacturing Co.
      Ltd.                     1,000           8,115
    Daiichi Pharmaceutical
      Co. Ltd.                 1,000          14,218
    Daiwa House Industry
      Co. Ltd.                 1,000           9,645
    DDI Corp.                      3          10,027
    Denso Corp.                1,000          21,618
    East Japan Railway Co.
      Ltd.                         2           9,728
    Fanuc Ltd.                   400          16,164
    Hitachi Ltd.               1,000           7,691
    Kao Corp.                  1,000          13,969
    Komatsu Ltd.               2,000          10,693
    Komori Corp.               1,000          18,292
    Kuraray Co. Ltd.           2,000          17,960
    Makita Corp.               1,000          14,052
    Matsushita Electric
      Industrial Co.           1,000          16,795
    Marui Co. Ltd.             1,000          16,879
    Mitsubishi Corp.           2,000          17,128
    Mitsubishi Heavy
      Industries Ltd.          3,000          14,742
    Mitsui Fudosan Co. Ltd.    1,000          11,308
    NEC Corp.                  1,000          10,975
    Nippon Steel Co.           5,000          10,310
    Nippon Telegraph &
      Telephone Corp.             10           8,481
    Nomura Securities Co.
      Ltd.                     1,000          11,640
-----------------------------------------------------
                             SHARES            VALUE
-----------------------------------------------------

    Pioneer Electronic
      Corp.                    1,000     $    16,463
    Sankyo Co. Ltd.            1,000          33,009
    Sekisui Chemical Co.
      Ltd.                     1,000           7,874
    Sekisui House Ltd.         1,000           8,564
    Sharp Corp.                1,000           7,774
    Shin-Etsu Chemical Co.     1,000          24,445
    Sony Corp.                   200          16,613
    Sumitomo Corp.             1,000           7,151
    Sumitomo Electric
      Industries               1,000          13,220
    Teijin Ltd.                4,000          13,137
    Tokio Marine & Fire
      Insurance Co.            1,000           9,978
    Toppan Printing Co.
      Ltd.                     1,000          12,555
                                            --------
                                             485,492
                                            --------
  MALAYSIA -- 0.1%
    United Engineers Ltd.      2,000           4,716
                                            --------
  MEXICO -- 1.6%
    Cementos de Mexico SA
      de CV [ADS]*             2,000          15,606
    Cifra SA de CV Cl-B
      [ADR]                    5,560          10,831
    Fomento Economico
      Mexicano SA de CV        2,000          14,038
    Gruma SA [ADR] 144A*         516           8,040
    Grupo Modelo SA de CV      1,000           7,470
                                            --------
                                              55,985
                                            --------
  NETHERLANDS -- 7.1%
    ABN Amro Bank NV             730          14,707
    Baan Co. NV                  160          11,336
    CSM NV                       260          11,870
    Elsevier NV                1,700          26,717
    Fortis Amev NV               240           9,436
    ING Groep NV                 640          26,877
    Koninklijke Nutricia
      Verenigde Bedrijven
      NV                         370          10,581
    Polygram NV                  200          11,377
    Royal Dutch Petroleum
      NV                       1,080          57,152
    Unilever NV                  390          20,739
    Wolters Kluwer NV            380          46,680
                                            --------
                                             247,472
                                            --------
  NEW ZEALAND -- 0.2%
    Air New Zealand Ltd.
      C1-B                     4,000           8,483
                                            --------

-------------------------------------------------------
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  NORWAY -- 1.1%
    Norsk Hydro AS               350     $    19,273
    Orkla AS Cl-A                120          11,022
    Saga Petroleum ASA           520           9,211
                                            --------
                                              39,506
                                            --------
  SINGAPORE -- 0.9%
    Overseas Union Bank
      Ltd. Cl-F                2,000           6,675
    Singapore Land Ltd.        2,000           5,696
    Singapore Press
      Holdings Ltd.            1,000          13,795
    United Overseas Bank
      Ltd.                     1,000           5,531
                                            --------
                                              31,697
                                            --------
  SPAIN -- 1.4%
    Banco Santander SA           360          10,092
    Empresa Nacional de
      Electricidad SA            510           9,613
    Iberdrola SA                 950          11,372
    Repsol SA                    220           9,232
    Telefonica de Espana SA      370          10,105
                                            --------
                                              50,414
                                            --------
  SWEDEN -- 2.0%
    Astra AB Cl-B              1,300          20,149
    Atlas Copco AB Cl-B          320           9,513
    Electrolux AB Cl-B           170          14,083
    Hennes & Mauritz AB
      Cl-B                       390          15,972
    Sandvik AB Cl-B              320           9,748
                                            --------
                                              69,465
                                            --------
  SWITZERLAND -- 4.0%
    ABB AG                        20          26,139
    Adecco SA                     40          12,747
    Credit Suisse Group           80          11,301
    Nestle SA                     20          28,259
    Novartis AG                   30          47,114
    Swiss Bank Corp.              50          13,481
                                            --------
                                             139,041
                                            --------
  UNITED KINGDOM -- 12.4%
    Abbey National PLC         1,000          15,897
    Argos PLC                  1,000          10,590
    Asda Group PLC             4,000          10,397
    British Petroleum Co.
      PLC                      1,000          14,690
-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
    Cable & Wireless PLC       1,000     $     7,982
    Cadbury Schweppes PLC      1,000          10,061
    Glaxo Wellcome PLC         1,000          21,431
    Grand Metropolitan PLC     2,000          18,043
    Guinness PLC               2,000          17,876
    Kingfisher PLC             2,000          28,775
    Ladbroke Group PLC         3,000          13,432
    National Westminster
      Bank PLC                 5,000          71,855
    Rank Group PLC             2,000          11,168
    Reed International PLC     4,000          39,541
    RTZ Corp. PLC              1,000          12,879
    Safeway PLC                2,000          13,021
    Shell Transport &
      Trading Co. PLC          4,000          28,356
    Smithkline Beecham PLC     4,000          37,898
    Tesco PLC                  1,000           8,003
    Tomkins PLC                3,000          15,394
    United News & Media PLC    2,000          25,153
                                            --------
                                             432,442
                                            --------
TOTAL INVESTMENTS -- 63.8%
  (Cost $2,426,017)                        2,232,749
OTHER ASSETS LESS
  LIABILITIES -- 36.2%                     1,264,622
                                            --------
NET ASSETS -- 100.0%                     $ 3,497,371
                                            ========

Foreign currency exchange contracts outstanding at October 31, 1997:

                                                                          UNREALIZED
SETTLEMENT              CONTRACTS TO      IN EXCHANGE     CONTRACTS      APPRECIATION
  MONTH        TYPE        RECEIVE            FOR         AT VALUE      (DEPRECIATION)
               -------------------------------------------------------
11/97          Buy     CHF     17,751      $  12,688      $ 12,698          $   10
11/97          Buy     DEM     58,911         34,290        34,208             (82)
11/97          Buy     ESP  1,325,280          9,139         9,118             (21)
11/97          Buy     NLG     96,533         49,913        49,708            (205)
11/97          Buy     NOK     60,482          8,612         8,629              17
11/97          Buy     SEK     66,562          8,876         8,901              25
                                                          --------
                                           $ 123,518      $123,262          $ (256)
                                                          ========

-------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
-------------------------------------------------------
ASMT JANUS CAPITAL
GROWTH PORTFOLIO

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
COMMON STOCK -- 56.2%
  AIRLINES -- 1.8%
    UAL Corp.*                 1,625      $  142,391
                                            --------
  BEVERAGES -- 1.4%
    Coca-Cola Enterprises,
      Inc.                     4,081         114,778
                                            --------
  CHEMICALS -- 2.9%
    Cytec Industries, Inc.*    1,630          79,462
    Dupont (E.I.) de
      Nemours & Co.            1,359          77,293
    Monsanto Co.               1,590          67,972
    Solutia, Inc.*               318           7,036
                                            --------
                                             231,763
                                            --------
  CLOTHING &
    APPAREL -- 0.0%
    Polo Ralph Lauren
      Corp.*                      75           1,950
                                            --------
  COMPUTER HARDWARE -- 6.4%
    Compaq Computer Corp.*     4,050         258,187
    Dell Computer Corp.*       2,100         168,262
    Veritas Software Corp.*    2,000          83,250
                                            --------
                                             509,699
                                            --------
  COMPUTER SERVICES & SOFTWARE -- 7.4%
    Edwards (J.D.) & Co.*      2,325          79,050
    First Data Corp.           1,995          57,980
    Microsoft Corp.*           2,550         331,500
    Saville Systems Ireland
      PLC [ADR]*               2,000         119,500
                                            --------
                                             588,030
                                            --------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    AES Corp.*                 1,150          45,569
    Applied Materials,
      Inc.*                    2,300          76,762
    Electronics for
      Imaging, Inc.*             408          19,074
    General Electric Co.       2,000         129,125
    Philips Electronics NV
      [ADR]                       25           1,959
    Teradyne, Inc.*            2,000          74,875
    Texas Instruments, Inc.      525          56,011
                                            --------
                                             403,375
                                            --------
  ENTERTAINMENT & LEISURE -- 1.9%
    Travel Services
      International, Inc.*     6,850         153,269
                                            --------
  FARMING & AGRICULTURE -- 0.7%
    Delta & Pine Land Co.      1,475          54,944
                                            --------

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 2.8%
    Banc One Corp.               600      $   31,275
    Citicorp                   1,200         150,075
    GSB Financial Corp.*         200           3,012
    Mercantile
      Bancorporation, Inc.       852          41,375
                                            --------
                                             225,737
                                            --------
  FINANCIAL SERVICES -- 4.0%
    FirstSpartan Financial
      Corp.                      125           4,563
    Merrill Lynch & Co.,
      Inc.                     2,768         187,186
    SLM Holding Corp.            890         124,934
                                            --------
                                             316,683
                                            --------
  FOOD -- 1.5%
    Sara Lee Corp.             2,400         122,700
                                            --------
  HEALTHCARE
    SERVICES -- 0.5%
    United Healthcare Corp.      775          35,892
                                            --------
  OIL & GAS -- 11.1%
    Diamond Offshore
      Drilling, Inc.           4,692         292,077
    Exxon Corp.                  560          34,405
    Santa Fe International
      Corp.                      125           6,148
    Schlumberger Ltd.          2,450         214,375
    TransCoastal Marine
      Services, Inc.*         12,300         305,963
    Transocean Offshore,
      Inc.                       596          32,184
                                            --------
                                             885,152
                                            --------
  PHARMACEUTICALS -- 6.5%
    Kos Pharmaceuticals,
      Inc.*                    1,725          61,669
    Lilly (Eli) & Co.            436          29,158
    Pfizer, Inc.               2,528         178,856
    Warner-Lambert Co.         1,766         252,869
                                            --------
                                             522,552
                                            --------

=======================================================
ASMT JANUS CAPITAL
GROWTH PORTFOLIO

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
 TELECOMMUNICATIONS -- 1.6%
    Lucent Technologies,
      Inc.                     1,000     $    82,438
    Qwest Communication
      International, Inc.*       750          46,313
                                            --------
                                             128,751
                                            --------
  TRANSPORTATION -- 0.6%
    Federal Express Corp.*       700          46,725
                                            --------
TOTAL COMMON STOCK
  (Cost $4,477,702)                        4,484,391
                                           ---------
FOREIGN STOCK -- 0.1%
  ELECTRONIC COMPONENTS & EQUIPMENT
    Philips Electronics NV
  (Cost $3,913)                                4,151
                                            --------
                               PAR
                              (000)
                             ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 42.6%
    Federal Home Loan
      Mortgage Corp.
      5.65%, 11/03/97
  (Cost $3,398,933)          $ 3,400       3,398,933
                                           ---------
SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment
      Cash Fund               16,849          16,849
    Temporary Investment
      Fund                    16,849          16,849
                                            --------
  (Cost $33,698)                              33,698
                                            --------
TOTAL INVESTMENTS -- 99.2%
  (Cost $7,914,248)                        7,921,173
OTHER ASSETS LESS
  LIABILITIES -- 0.8%                         61,604
                                            --------
NET ASSETS -- 100.0%                     $ 7,982,777
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

ASMT INVESCO EQUITY INCOME PORTFOLIO
------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
COMMON STOCK -- 64.5%
  AEROSPACE -- 1.1%
    AlliedSignal, Inc.         2,000       $   72,000
                                           ----------

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
  AUTOMOBILE MANUFACTURERS -- 1.9%
    Ford Motor Co.             2,000       $   87,375
    General Motors Corp.         500           32,094
                                           ----------
                                              119,469
                                           ----------
  BEVERAGES -- 1.1%
    Anheuser-Busch Companies,
      Inc.                     1,800           71,887
                                           ----------
  CHEMICALS -- 1.3%
    Dow Chemical Co.             900           81,675
                                           ----------
  COMPUTER HARDWARE -- 1.5%
    International Business
      Machines Corp.           1,000           98,062
                                           ----------
  COMPUTER SERVICES & SOFTWARE -- 2.8%
    Edwards (J.D.) & Co.*      3,500          119,000
    CompUSA, Inc.*             2,000           65,500
                                           ----------
                                              184,500
                                           ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.5%
    Emerson Electric Co.       1,200           62,925
    General Electric Co.       1,600          103,300
    Northern States Power Co.
      of Minnesota             1,300           65,488
    Tandy Corp.                2,800           96,250
    Texas Instruments, Inc.      900           96,021
                                           ----------
                                              423,984
                                           ----------
  FINANCIAL -- BANK & TRUST -- 3.7%
    Bank of New York Co.,
      Inc.                     2,100           98,831
    Charter One Financial,
      Inc.                       900           52,312
    Mellon Bank Corp.          1,700           87,656
                                           ----------
                                              238,799
                                           ----------
  FINANCIAL SERVICES -- 3.1%
    Ahmanson (H.F.) & Co.      1,700          100,300
    Beneficial Corp.           1,300           99,694
                                           ----------
                                              199,994
                                           ----------
  FOOD -- 3.0%
    General Mills, Inc.        1,550          102,300
    Kellogg Co.                2,200           94,737
                                           ----------
                                              197,037
                                           ----------

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
  HEALTHCARE SERVICES -- 1.6%
    Tenet Healthcare Corp.*    3,400      $   103,912
                                           ----------
  INSURANCE -- 2.4%
    C.H. Robinson Worldwide,
      Inc.*                    2,000           44,000
    Ohio Casualty Corp.        2,500          110,625
                                           ----------
                                              154,625
                                           ----------
  OIL & GAS -- 9.6%
    Apache Corp.               2,400          100,800
    Baker Hughes Inc.          1,400           64,312
    Chevron Corp.              1,200           99,525
    Exxon Corp.                1,600           98,300
    National Fuel Gas Co.      1,500           66,187
    Phillips Petroleum Co.     2,100          101,587
    Schlumberger Ltd.          1,100           96,250
                                           ----------
                                              626,961
                                           ----------
  PAPER & FOREST PRODUCTS -- 1.5%
    Fort James Corp.           2,500           99,219
                                           ----------
  PHARMACEUTICALS -- 4.0%
    American Home Products
      Corp.                    1,100           81,538
    Merck & Co., Inc.            800           71,400
    Smithkline Beecham PLC
      [ADR]                    2,200          104,775
                                           ----------
                                              257,713
                                           ----------
  RAILROADS -- 2.6%
    Burlington Northern Santa
      Fe Corp.                   800           76,000
    Kansas City Southern
      Industries, Inc.         3,000           91,500
                                           ----------
                                              167,500
                                           ----------
  REAL ESTATE -- 2.1%
    Health and Retirement
      Property Trust [REIT]    3,600           67,500
    Kilroy Realty Corp.
      [REIT]                   2,600           68,900
                                           ----------
                                              136,400
                                           ----------
  RETAIL & MERCHANDISING -- 2.7%
    Penney (J.C.) Co., Inc.    1,400           82,163
    Williams-Sonoma, Inc.*     2,400           96,300
                                           ----------
                                              178,463
                                           ----------
  SEMI-CONDUCTORS -- 1.6%
    Analog Devices, Inc.*      3,300          100,856
                                            ---------
------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
  TELECOMMUNICATIONS -- 7.8%
    Ameritech Corp.            1,000      $    65,000
    Bell Atlantic Corp.        1,000           79,875
    France Telecom SA [ADR]*   3,000          113,625
    GTE Corp.                  1,600           67,900
    SBC Communications, Inc.   1,300           82,713
    U.S. West Communications
      Group                    2,500           99,531
                                           ----------
                                              508,644
                                           ----------
  UTILITIES -- ELECTRIC -- 2.6%
    Endesa [ADR]               5,000           93,125
    Unicom Corp.               2,800           78,400
                                           ----------
                                              171,525
                                           ----------
TOTAL COMMON STOCK
  (Cost $4,138,511)                         4,193,225
                                           ----------
PREFERRED STOCK -- 0.4%
  PRINTING & PUBLISHING
    K-III Communications
      Corp.
  (Cost $26,500)               1,000           26,450
                                           ----------

                                PAR
                               (000)
                               ------
CORPORATE OBLIGATIONS -- 17.0%
  BROADCASTING -- 1.8%
    Allbritton Communications
      Co. Sr. Sub. Debs.
      11.50%, 08/15/04         $  50           52,563
    SFX Broadcasting, Inc.
      Sr. Sub. Notes
      10.75%, 05/15/06            25           27,312
    Teleport Communications
      Group, Inc. Sr. Disc.
      Notes [STEP] 9.186%,
      07/01/07                    50           39,124
                                          ------------
                                              118,999
                                          ------------
  COMPUTER HARDWARE -- 0.8%
    International Business
      Machines Corp. Debs.
      6.22%, 08/01/27             50           50,500
                                          ------------

-------------------------------------------------------
ASMT INVESCO EQUITY
INCOME PORTFOLIO

------------------------------------------------------
                                  PAR
                                (000)            VALUE
------------------------------------------------------
ENERGY SERVICES -- 1.9%
    Tuscon Electric Power Co.
      Notes
      7.65%, 05/01/03          $  45      $    44,325
    Metropolitan Edison Co.
      Notes
      8.15%, 01/30/23             75           80,510
                                          ------------
                                              124,835
                                          ------------
  ENTERTAINMENT & LEISURE -- 1.6%
    Time Warner Entertainment
      Debs.
      7.25%, 09/01/08            100          104,000
                                          ------------
  FINANCIAL SERVICES -- 0.5%
    Lehman Brothers Holdings,
      Inc. Sr. Notes
      8.80%, 03/01/15             25           29,438
                                          ------------
  HEALTHCARE SERVICES -- 0.8%
    FHP International Corp.
      Sr. Notes
      7.00%, 09/15/03             50           50,313
                                          ------------
  INSURANCE -- 0.9%
    Equitable Companies, Inc.
      Sr. Notes
      9.00%, 12/15/04             50           56,875
                                          ------------
  OIL & GAS -- 1.5%
    Noram Energy Corp. Sub.
      Deb. [CVT] 6.00%,
      03/15/12                    50           45,500
    Pacific Gas & Electric
      First Ref. Mtge.
      8.00%, 10/01/25             50           52,438
                                          ------------
                                               97,938
                                          ------------
  PAPER & FOREST PRODUCTS -- 1.5%
    Champion International
      Corp. Debs.
      6.40%, 02/15/06            100           98,601
                                          ------------
------------------------------------------------------
                                  PAR
                                (000)            VALUE
------------------------------------------------------

  PHARMACEUTICALS -- 0.4%
    McKesson Corp. Sub. Debs.
      4.50%, 03/01/04          $  25      $    22,375
                                          ------------
  TELECOMMUNICATIONS -- 3.4%
    Frontier Corp.
      7.25%, 05/15/04            100          103,875
    Mcleod USA, Inc. Sr.
      Disc. Notes
      [STEP] 144A
      9.587%, 03/01/07           100           69,000
    Nextlink Communications
      Sr. Notes
      9.625%, 10/01/07            50           50,500
                                          ------------
                                              223,375
                                          ------------
  UTILITIES -- 1.9%
    Boston Edison Co. Debs.
      7.80%, 03/15/23             25           25,750
    Potomac Electric Power
      First Mtge.
      6.25%, 10/15/04            100          100,625
                                          ------------
                                              126,375
                                          ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $1,101,884)                         1,103,624
                                          ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.5%
    Federal Home Loan Mtge.
      Corp.
      5.46%, 11/03/97            300          299,909
      5.48%, 11/04/97          1,100        1,099,497
                                          ------------
  (Cost $1,399,406)                         1,399,406
                                          ------------
COMMERCIAL PAPER -- 3.8%
    Merrill Lynch & Co., Inc.
      5.56%, 11/03/97
  (Cost $249,923)                250          249,923
                                          ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
-------------------------------------------------------

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.3%
    Temporary Investment
      Cash Fund               74,877      $   74,877
    Temporary Investment
      Fund                    74,876          74,876
                                         ------------
  (Cost $149,753)                            149,753
                                         ------------
TOTAL INVESTMENTS -- 109.5%
  (Cost $7,065,977)                       $7,122,381
LIABILITES IN EXCESS OF OTHER
  ASSETS -- (9.5%)                          (619,700)
                                         ------------
NET ASSETS -- 100.0%                      $6,502,681
                                         ============

-------------------------------------------------------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.9%
    Federal Home Loan
      Mortgage Corp.
      5.48%, 11/28/97         $  200      $  199,178
      5.48%, 12/15/97            200         198,661
                                          ----------
                                             397,839
                                          ----------
    Federal National
      Mortgage Association
      5.47%, 01/15/98            100          98,895
                                          ----------
    Government National
      Mortgage Association
      [TBA]
      7.00%, 11/19/27            500         502,815
                                          ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $996,699)                            999,549
                                          ----------
U.S. TREASURY OBLIGATIONS -- 38.0%
    U.S. Treasury Bonds
      6.25%, 08/15/23            250         250,608
      6.75%, 08/15/26          1,010       1,084,013
                                          ----------
                                           1,334,621
                                          ----------
    U.S. Treasury Notes
      7.00%, 07/15/06            536         574,479
                                          ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,851,502)                        1,909,100
                                          ----------
COMMERCIAL PAPER -- 45.6%
    Ameritech Corp.
      5.49%, 12/04/97            100          99,490
    BellSouth Telecom, Inc.
      5.52%, 11/12/97            100          99,831
    Caisse D'Amortissement
      de la Dette Sociale
      5.49%, 12/12/97            100          99,368
    Canadian Treasury Bills
      5.49%, 11/21/97            100          99,695
    Canadian Wheat Board
      5.50%, 11/12/97            100          99,832
    Du Pont (E.I.) de
      Nemours & Co.
      5.50%, 11/24/97            200         199,297
    Emerson Electric Corp.
      5.50%, 11/20/97            100          99,710
    Florida Power Corp.
      5.50%, 11/04/97            100          99,954

See Notes to Financial Statements.

-------------------------------------------------------
ASMT PIMCO TOTAL RETURN
BOND PORTFOLIO

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
    Ford Motor Credit Co.
      5.58%, 01/14/98         $  100     $    98,886
    General Electric Capital
      Corp.
      5.51%, 11/20/97            100          99,704
    General Motors
      Acceptance Corp.
      5.54%, 11/25/97            100          99,624
    IBM Credit Corp.
      5.52%, 12/10/97            100          99,402
    KFW International
      Financial
      5.49%, 11/13/97            100          99,817
    National Rural Utility
      Corp.
      5.49%, 11/18/97            100          99,736
    New Center Asset Trust
      5.56%, 01/21/98            100          98,778
    Procter & Gamble Corp.
      5.47%, 12/08/97            100          99,438
    Sara Lee Corp.
      5.48%, 12/22/97            100          99,211
    United Parcel Service
      Co.
      5.50%, 11/05/97            100          99,939
    Wal Mart Stores, Inc.
      5.50%, 12/01/97            200         199,083
    Western Australia
      Treasury Corp.
      5.50%, 12/18/97            100          99,270
    Wisconsin Electric &
      Power Co.
      5.52%, 11/06/97            100          99,923
-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------

                                          ----------
TOTAL COMMERCIAL PAPER
  (Cost $2,289,981)                      $ 2,289,988
                                          ----------

-----------------------------------------------------
                              SHARES            VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.8%
    Temporary Investment
      Cash Fund               120,102     $  120,102
    Temporary Investment
      Fund                    120,105        120,105
                                         ------------
  (Cost $240,207)                            240,207
                                         ------------
TOTAL INVESTMENTS -- 108.3%
  (Cost $5,378,389)                        5,438,844
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (8.3%)                          (414,301)
                                         ------------
NET ASSETS -- 100.0%                      $5,024,543
                                         ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
-------------------------------------------------------
ASMT JPM MONEY

MARKET PORTFOLIO

------------------------------------------------------
                                  PAR
                                (000)            VALUE
------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 91.4%
    U.S. Treasury Bills
      4.55%, 11/13/97           $ 37       $   36,944
      4.60%, 11/13/97             34           33,948
      4.65%, 11/13/97            308          307,523
      4.67%, 11/13/97            280          279,564
      4.69%, 11/13/97            125          124,805
      4.70%, 11/13/97             21           20,967
      4.715%, 11/13/97            45           44,929
      4.74%, 11/13/97            111          110,825
      4.83%, 11/13/97             16           15,974
      4.85%, 11/13/97            157          156,746
      4.855%, 11/13/97            56           55,909
      4.87%, 11/13/97             21           20,966
      4.90%, 11/13/97            343          342,440
      4.935%, 11/13/97            41           40,932
      5.10%, 01/22/98             25           24,709
      5.13%, 01/22/98             32           31,626
      5.135%, 01/22/98           177          174,930
                                           ----------
  (Cost $1,823,737)                         1,823,737
                                           ----------

                              SHARES
                              ------
SHORT-TERM INVESTMENTS -- 8.9%
    Temporary Investment
      Cash Fund               88,941          88,941
    Temporary Investment
      Fund                    88,941          88,941
                                         ------------
  (Cost $177,882)                            177,882
                                         ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $2,001,619)                        2,001,619
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                            (6,724)
                                         ------------
NET ASSETS -- 100.0%                      $1,994,895
                                         ============

DEFINITION OF ABBREVIATIONS
-------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
ADS   --   American Depositary Shares
CVT   --   Convertible Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
TBA   --   To be Announced Security
COUNTRIES/CURRENCIES:
CHF   --   Switzerland/Swiss Franc
DEM   --   Germany/German Deutschemark
ESP   --   Spain/Spanish Peseta
NLG   --   Netherlands/Netherland Guilder
NOK   --   Norway/Norwegian Krone
SEK   --   Sweden/Swedish Krona

OCTOBER 31, 1997
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                            ASMT T.                                            ASMT PIMCO
                                          ROWE PRICE                          ASMT INVESCO       TOTAL
                                         INTERNATIONAL       ASMT JANUS          EQUITY          RETURN         ASMT JPM
                                            EQUITY         CAPITAL GROWTH        INCOME           BOND        MONEY MARKET
                                           PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
                                         =============     ==============     =============    ===========    ============
ASSETS:
  Investments in Securities at Value
    (A)                                   $ 2,232,749        $7,921,173        $7,122,381      $5,438,844      $2,001,619
  Cash                                      1,569,633                --                --              --              --
  Receivable For:
    Securities Sold                                --                --            22,621              --              --
    Dividends and Interest                      4,551             3,519            29,256          29,953              69
    Contributions                              74,343           314,067           507,906          69,125         178,619
  Deferred Organization Costs                  23,608            23,608            23,694          23,694          23,705
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                    52                --                --              --              --
                                           ----------        ----------        ----------      ----------      ----------
       Total Assets                         3,904,936         8,262,367         7,705,858       5,561,616       2,204,012
                                           ----------        ----------        ----------      ----------      ----------
LIABILITIES:
  Cash Overdraft                                   --             9,012                --              --         176,840
  Payable to Investment Manager                28,480            33,122            28,835          28,742          26,200
  Payable For:
    Securities Purchased                      358,011           221,400         1,162,497         500,000              --
    Accrued Expenses                           20,766            16,056            11,845           8,331           6,077
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                   308                --                --              --              --
                                           ----------        ----------        ----------      ----------      ----------
       Total Liabilities                      407,565           279,590         1,203,177         537,073         209,117
                                           ----------        ----------        ----------      ----------      ----------
NET ASSETS                                $ 3,497,371        $7,982,777        $6,502,681      $5,024,543      $1,994,895
                                           ==========        ==========        ==========      ==========      ==========
(A) Investments at Cost                   $ 2,426,017        $7,914,248        $7,065,977      $5,378,389      $2,001,619
                                           ==========        ==========        ==========      ==========      ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
FOR THE PERIOD ENDED OCTOBER 31, 1997
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       ASMT
                                   T. ROWE PRICE                                                 ASMT PIMCO
                                   INTERNATIONAL        ASMT JANUS           ASMT INVESCO       TOTAL RETURN     ASMT JPM MONEY
                                      EQUITY          CAPITAL GROWTH        EQUITY INCOME           BOND             MARKET
                                   PORTFOLIO(1)        PORTFOLIO(1)          PORTFOLIO(2)       PORTFOLIO(2)      PORTFOLIO(3)
                                   ============       ==============       ================    ==============    ==============
INVESTMENT INCOME:
  Interest                           $   6,642            $17,736              $ 19,153           $ 39,783          $ 11,400
  Dividends                              5,831             23,504                16,622                 --                --
  Foreign Taxes Withheld                  (904)            (4,643)               (3,513)              (472)              (26)
                                     ---------            -------              --------            -------           -------
    Total Investment Income             11,569             36,597                32,262             39,311            11,374
                                     ---------            -------              --------            -------           -------
EXPENSES:
  Advisory Fees                          4,658             10,500                 4,791              4,456             1,134
  Shareholder Servicing Fees               300                300                   300                300               300
  Administration and Accounting
    Fees                                 5,075              5,150                 5,089              5,034             5,005
  Custodian Fees                        10,233                750                   852                474               661
  Professional Fees                      6,087              8,905                 3,436              2,564               205
  Organization Costs                     1,537              1,537                 1,451              1,451             1,441
  Trustees' Fees and Expenses              968              1,564                   695                574               165
  Insurance Fees                           307                637                   352                392               138
                                     ---------            -------              --------            -------           -------
    Total Expenses                      29,165             29,343                16,966             15,245             9,049
                                     ---------            -------              --------            -------           -------
NET INVESTMENT INCOME (LOSS)           (17,596)             7,254                15,296             24,066             2,325
                                     ---------            -------              --------            -------           -------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                             629             10,688               (18,651)             6,883                32
    Foreign Currency
       Transactions                       (111)                 5                    --                 --                --
                                     ---------            -------              --------            -------           -------
  Net Realized Gain (Loss)                 518             10,693               (18,651)             6,883                32
                                     ---------            -------              --------            -------           -------
  Net Change in Unrealized
    Appreciation (Depreciation)
    on:
    Securities                        (193,268)             6,925                56,404             60,455                --
    Translation of Assets and
       Liabilities Denominated
       in Foreign Currencies            (1,636)                --                    --                 --                --
                                     ---------            -------              --------            -------           -------
  Net Change in Unrealized
    Appreciation (Depreciation)       (194,904)             6,925                56,404             60,455                --
                                     ---------            -------              --------            -------           -------
  Net Gain (Loss) on Investments      (194,386)            17,618                37,753             67,338                32
                                     ---------            -------              --------            -------           -------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations                       $(211,982)           $24,872              $ 53,049           $ 91,404          $  2,357
                                     =========            =======              ========            =======           =======

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

FOR THE PERIOD ENDED OCTOBER 31, 1997
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              ASMT
                                          T. ROWE PRICE     ASMT JANUS      ASMT INVESCO      ASMT PIMCO       ASMT JPM
                                          INTERNATIONAL       CAPITAL          EQUITY        TOTAL RETURN        MONEY
                                             EQUITY           GROWTH           INCOME            BOND           MARKET
                                          PORTFOLIO(1)      PORTFOLIO(1)    PORTFOLIO(2)     PORTFOLIO(2)     PORTFOLIO(3)
                                          ==============    ============    ============    ==============    ============
FROM OPERATIONS:
  Net Investment Income (Loss)             $   (17,596)     $     7,254      $   15,296      $     24,066     $     2,325
  Net Realized Gain (Loss) on
    Investments                                    518           10,693         (18,651)            6,883              32
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments             (194,904)           6,925          56,404            60,455              --
                                            ----------      -----------      ----------       -----------     -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                   (211,982)          24,872          53,049            91,404           2,357
                                            ----------      -----------      ----------       -----------     -----------
CAPITAL TRANSACTIONS:
  Contributions by Partners                  4,291,113        9,561,074       6,911,291         6,540,625       3,320,611
  Withdrawals by Partners                     (601,760)      (1,623,169)       (481,659)       (1,627,486)     (1,348,073)
                                            ----------      -----------      ----------       -----------     -----------
Net Increase in Net Assets from Capital
  Transactions                               3,689,353        7,937,905       6,429,632         4,913,139       1,972,538
                                            ----------      -----------      ----------       -----------     -----------
Net Increase in Net Assets                   3,477,371        7,962,777       6,482,681         5,004,543       1,974,895
NET ASSETS:
  Beginning of Period                           20,000           20,000          20,000            20,000          20,000
                                            ----------      -----------      ----------       -----------     -----------
  End of Period                            $ 3,497,371      $ 7,982,777      $6,502,681      $  5,024,543     $ 1,994,895
                                            ==========      ===========      ==========       ===========     ===========

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
FOR THE PERIOD ENDED OCTOBER 31, 1997
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                    NET ASSETS
                                    AT END OF      PORTFOLIO     AVERAGE                                 RATIO OF NET INVESTMENT
                                      PERIOD       TURNOVER     COMMISSION     RATIO OF EXPENSES TO         INCOME (LOSS) TO
                                    (IN 000'S)       RATE       RATE PAID      AVERAGE NET ASSETS(4)      AVERAGE NET ASSETS(4)
                                    ----------     --------     ----------     ---------------------     -----------------------
ASMT T. Rowe Price
  International Equity Portfolio
  (1)                                 $3,497           1%        $ 0.0486               6.26%                    (3.78)%
ASMT Janus
  Capital Growth Portfolio (1)        $7,983          83%        $ 0.0325               2.79%                      0.69%
ASMT INVESCO
  Equity Income Portfolio (2)         $6,503          46%        $ 0.0581               2.66%                      2.39%
ASMT PIMCO Total
  Return Bond Portfolio (2)           $5,025          93%             N/A               2.22%                      3.51%
ASMT JPM
  Money Market Portfolio (3)          $1,995          N/A             N/A               3.91%                      1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized

See Notes to Financial Statements.

OCTOBER 31, 1997
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
================================================================================

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at October 31, 1997, consisted of five diversified portfolios: ASMT T. Rowe Price International Equity Portfolio ("International Equity"), ASMT Janus Capital Growth Portfolio ("Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or at the direction of, the Board of Trustees. As of October 31, 1997, there were no securities valued by the Board of Trustees.

FOREIGN CURRENCY TRANSLATION -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counter-parties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed on price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
================================================================================

     The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios:
Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for International Equity; Janus Capital

Corporation for Capital Growth; INVESCO Trust Co. for Equity Income; Pacific Investment Management Co. for Total Return Bond; and J. P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, .75%, .65%, and .50% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, .45%, .35%, .25%, and .15% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Sub-advisors for International Equity and Money Market are currently voluntarily waiving a portion their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Equity and Money Market are reduced for Portfolio net assets in excess of specified levels.

     Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4. TAX MATTERS
================================================================================

     The Portfolios will be treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios will be allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

5. PORTFOLIO SECURITIES
================================================================================

     Purchases and sales of securities, other than U.S. government securities, and short-term obligations, during the period ended October 31, 1997, were as follows:

                                                               PURCHASES                    SALES
                                                              ====================== ======================
            International Equity                              $4,366,469                  $    8,880
            Capital Growth                                     5,972,039                   1,501,112
            Equity Income                                      6,030,830                     744,868

     Purchases and sales of U.S. government securities, during the period end October 31, 1997, were as follows:

                                                               PURCHASES                     SALES
                                                              ====================== ======================
            Total Return Bond                                 $3,340,178                  $  995,352

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At October 31, 1997, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                        GROSS          GROSS       NET UNREALIZED
                                        AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
                                           COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                       ==========    ============   =============  ==============
    International Equity               $2,426,017      $ 27,818       $221,086       $ (193,268)
    Capital Growth                      7,914,248       317,320        310,395            6,925
    Equity Income                       7,067,538       136,836         81,993           54,843
    Total Return Bond                   5,378,389        60,522             67           60,455
    Money Market                        2,001,619            --             --               --

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Investors and Board of Trustees of American Skandia Master Trust:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the American Skandia Master Trust (the "Trust"), comprising, respectively, ASMT T. Rowe Price International Equity Portfolio, ASMT Janus Capital Growth Portfolio, ASMT INVESCO Equity Income Portfolio, ASMT PIMCO Total Return Bond Portfolio and ASMT JPM Money Market Portfolio as of October 31, 1997, and their related statements of operations, changes in net assets and supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the supplementary data based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of the American Skandia Master Trust as of October 31, 1997, and the results of their operations, the changes in their net assets and their supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

COOPERS & LYBRAND

Chartered Accountants and Registered Auditors
Dublin, Republic of Ireland
December 12, 1997

Board of Directors

Gordon C. Boronow
Jan R. Carendi
David E. A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
F. Don Schwartz

                              Investment Manager

                              American Skandia Investment Services, Incorporated Shelton, CT 06484


                              Distributor

                              American Skandia Marketing, Incorporated
                              Shelton, CT 06484


                              Transfer Agent

                              Boston Financial Data Services, Inc.
                              Quincy, MA 02171


                              Administrator

                              PFPC Inc.
                              Wilmington, DE 19809


                              Independent Accountants

                              Coopers & Lybrand, L.L.P.
                              Philadelphia, PA 19103


                              Custodian

                              For domestic securities of Funds and Portfolios investing primarily in domestic securities:

                              PNC Bank
                              Philadelphia, PA 19113

                              Co-custodian for foreign securities of Funds and Portfolios investing primarily in domestic securities and custodian for Funds and Portfolios investing primarily in foreign securities:

                              Morgan Stanley Trust Company
                              New York, NY 11201


                              Legal Counsel

                              Werner & Kennedy
                              New York, NY 10019

                                                  AMERICAN SKANDIA ADVISOR FUNDS

Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com
(12/97)

ASAF
AMERICAN SKANDIA ADVISOR FUNDS

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American Skandia Advisor Funds, Inc.
ANNUAL REPORT TO SHAREHOLDERS

October 31, 1997